First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 32.3%
	Collateralized Mortgage Obligations — 17.7%
	Federal Home Loan Mortgage Corporation
$2,722,172	Series 2015-4499, Class CZ	3.50%	08/15/45	$2,386,192
7,139,040	Series 2016-4639, Class HZ (a)	3.25%	04/15/53	5,956,831
2,047,536	Series 2019-4885, Class PZ	3.00%	06/15/49	1,469,294
362,695	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (b)	4.26%	01/25/50	356,825
3,545,457	Series 2022-5202, Class NV	3.00%	01/25/37	3,244,247
4,317,371	Series 2022-5224, Class DZ	4.00%	04/25/52	3,934,397
12,695,000	Series 2022-5224, Class HL	4.00%	04/25/52	11,760,022
8,877,981	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (b)	4.35%	09/25/52	8,813,839
6,636,542	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (b)	4.47%	09/25/52	6,589,581
8,939,145	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (c)	4.11%	11/25/52	8,136,246
6,319,346	Series 2023-5351, Class EO, PO	(d)	10/25/53	5,180,735
4,509,524	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (c)	4.63%	07/25/54	4,083,607
2,463,068	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (b)	4.75%	10/25/54	2,483,030
6,292,791	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (b)	4.75%	11/25/54	6,339,126
772,649	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (b)	4.95%	12/25/54	781,348
3,529,494	Series 2024-5487, Class ZM	3.50%	12/25/54	3,004,248
4,776,062	Series 2025-5500, Class CZ	4.50%	02/25/55	4,228,288
8,924,961	Series 2025-5506, Class DZ	3.50%	08/25/42	7,414,116
11,009,086	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (b)	4.55%	03/25/56	11,010,602
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,109,626	Series 2017-1, Class HA (a)	3.00%	01/25/56	1,053,825
1,602,166	Series 2017-2, Class MA	3.00%	08/25/56	1,509,567
2,192,647	Series 2018-1, Class MA	3.00%	05/25/57	2,062,525
1,346,979	Series 2018-1, Class MT	3.00%	05/25/57	1,158,588
631,916	Series 2018-3, Class HA	3.00%	08/25/57	594,273
3,693,078	Series 2018-3, Class HV	3.00%	08/25/57	3,311,683
421,446	Series 2018-3, Class MA	3.50%	08/25/57	410,353
9,757,165	Series 2018-4, Class MA	3.50%	03/25/58	9,461,061
15,000,000	Series 2018-4, Class MB	3.50%	03/25/58	12,351,996
1,600,753	Series 2019-1, Class MA	3.50%	07/25/58	1,550,396
2,683,258	Series 2019-2, Class HV	3.00%	08/25/58	2,406,177
3,363,616	Series 2019-2, Class MA	3.50%	08/26/58	3,241,959
7,228,342	Series 2019-2, Class MV	3.50%	08/25/58	6,805,004
8,767,764	Series 2019-3, Class MA	3.50%	10/25/58	8,534,675
3,001,833	Series 2019-3, Class MV	3.50%	10/25/58	2,845,648
537,883	Series 2019-4, Class HA	3.00%	02/25/59	498,305
358,303	Series 2019-4, Class MA	3.00%	02/25/59	337,029
4,667,912	Series 2019-4, Class MV	3.00%	02/25/59	4,171,940
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	225,090
406,440	Series 2019-2, Class A1C	2.75%	09/25/29	389,146
158,190	Series 2019-3, Class A1C	2.75%	11/25/29	150,528
550,362	Series 2020-2, Class AC	2.00%	09/25/30	503,738
886,593	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (b) (e)	4.90%	10/25/34	904,199

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust (Continued)
$7,100,000	Series 2025-1, Class A2	3.00%	05/25/35	$6,129,950
16,124,000	Series 2025-2, Class A2	3.00%	10/25/35	13,715,574
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,013,086	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (b) (e)	4.90%	05/25/44	5,035,603
613,333	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (b) (e)	4.90%	08/25/44	616,094
980,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (b) (e)	4.60%	01/25/45	981,071
1,206,250	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (b) (e)	4.60%	02/25/45	1,208,218
	Federal National Mortgage Association
6,239,386	Series 2012-118, Class VZ	3.00%	11/25/42	5,736,317
3,779,561	Series 2014-60, Class EZ	3.00%	10/25/44	3,455,322
1,451,779	Series 2015-65, Class CZ	3.50%	09/25/45	1,275,454
1,651,995	Series 2016-44, Class ZD	3.00%	07/25/46	1,367,775
252,515	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (b)	4.06%	06/25/48	246,183
125,340	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (b)	4.21%	07/25/49	123,408
307,114	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (b)	4.16%	07/25/50	300,760
14,506,841	Series 2022-29, Class JZ	1.50%	06/25/42	10,582,877
11,635,969	Series 2022-29, Class KZ	1.50%	06/25/42	8,784,081
2,894,196	Series 2022-31, Class GZ	2.00%	03/25/52	2,110,353
6,972,794	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (b)	4.35%	09/25/52	6,896,490
8,064,431	Series 2022-62, Class FM, 30 Day Average SOFR + 0.65% (b)	4.30%	09/25/52	7,962,410
13,489,526	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (b)	4.45%	10/25/52	13,385,113
7,386,401	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (b)	4.47%	10/25/52	7,333,960
4,382,150	Series 2022-70, Class FA, 30 Day Average SOFR + 0.86% (b)	4.51%	10/25/52	4,356,934
6,495,438	Series 2023-54, Class PO, PO	(d)	11/25/53	5,483,407
4,078,033	Series 2024-20, Class ZQ	4.00%	10/25/45	3,604,047
922,251	Series 2024-39, Class AV	3.00%	11/25/33	876,030
2,922,422	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (b)	4.80%	07/25/54	2,949,562
838,761	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (b)	4.80%	11/25/54	846,694
16,503,198	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (b)	4.65%	11/25/54	16,611,590
1,404,103	Series 2025-32, Class FD, 30 Day Average SOFR + 1.75% (b)	5.40%	05/25/55	1,423,690
11,424,637	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (b)	4.45%	06/25/55	11,372,632
7,998,000	Series 2025-101, Class CZ	3.00%	07/25/51	4,911,482
10,132,655	Series 2026-5, Class CF, 30 Day Average SOFR + 1.05% (b)	4.70%	02/25/56	10,122,518
	Government National Mortgage Association
4,559,035	Series 2012-113, Class BZ	3.00%	09/16/42	3,878,927
2,176,514	Series 2018-14, Class NZ	3.00%	01/20/48	1,806,938
2,629,818	Series 2018-89, Class VZ	3.50%	06/20/48	2,357,933
3,501,702	Series 2021-1, Class ZQ	3.00%	11/20/50	2,560,190
4,897,486	Series 2021-105, Class DT	5.50%	06/20/51	4,972,155
6,489,816	Series 2022-9, Class AC	5.50%	01/20/52	6,627,649
6,377,034	Series 2022-9, Class GJ	5.50%	01/20/52	6,512,566
4,857,663	Series 2022-139, Class AL	4.00%	07/20/51	4,465,787

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$14,584,500	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (c)	5.49%	05/20/54	$13,939,143
10,097,526	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (b)	4.79%	11/20/54	10,185,037
3,913,588	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (c)	5.40%	05/20/55	3,768,138
3,977,691	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (c)	5.52%	05/20/55	3,695,538
8,099,535	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (c)	3.89%	06/20/55	7,431,706
4,883,144	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (c)	5.94%	06/20/55	4,653,098
7,853,588	Series 2025-131, Class ST, (30 Day Average SOFR) ×-1.80+ 10.89% (c)	4.34%	08/20/55	6,867,774
15,018,974	Series 2025-164, Class PO, PO	(d)	08/20/54	11,894,395
2,960,190	Series 2025-192, Class GZ	4.00%	11/20/55	2,402,910
				419,475,762
	Commercial Mortgage-Backed Securities — 1.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
5,795,000	Series 2020-RR07, Class BX, IO (f)	2.61%	10/27/28	274,020
5,778,199	Series 2020-RR14, Class X, IO (g)	2.13%	03/27/34	712,670
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
23,500,000	Series 2019-RR01, Class X, IO (f)	1.53%	06/25/28	592,136
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,950,000	Series 2019-K094, Class XAM, IO (g)	1.28%	06/25/29	166,029
5,224,346	Series 2019-K097, Class X1, IO (g)	1.21%	07/25/29	158,975
23,504,124	Series 2019-K101, Class X1, IO (f)	0.94%	10/25/29	581,243
321,444	Series 2019-K103, Class A1	2.31%	06/25/29	312,462
2,155,386	Series 2019-K736, Class X1, IO (g)	1.37%	07/25/26	1,993
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	205,574
669,699	Series 2019-K1510, Class X1, IO (g)	0.63%	01/25/34	17,727
26,409,908	Series 2019-K1512, Class X1, IO (g)	1.05%	04/25/34	1,267,528
24,725,621	Series 2020-K104, Class X1, IO (g)	1.23%	01/25/30	872,033
5,200,000	Series 2020-K104, Class XAM, IO (g)	1.50%	01/25/30	248,898
18,666,931	Series 2020-K110, Class X1, IO (g)	1.75%	04/25/30	985,569
33,738,479	Series 2020-K115, Class X1, IO (g)	1.41%	06/25/30	1,547,260
7,723,559	Series 2020-K116, Class X1, IO (g)	1.51%	07/25/30	371,380
8,289,312	Series 2020-K118, Class X1, IO (g)	1.04%	09/25/30	287,571
71,184,003	Series 2020-K120, Class X1, IO (g)	1.12%	10/25/30	2,645,532
399,066	Series 2020-K1517, Class X1, IO (g)	1.43%	07/25/35	34,941
8,385,615	Series 2020-KG03, Class X1, IO (g)	1.46%	06/25/30	378,335
9,625,660	Series 2020-KG04, Class X1, IO (g)	0.93%	11/25/30	296,393
29,690,009	Series 2021-K130, Class X1, IO (g)	1.14%	06/25/31	1,303,451
91,922,399	Series 2021-K132, Class X1, IO (g)	0.60%	08/25/31	2,100,960
2,161,651	Series 2021-K743, Class X1, IO (g)	1.00%	05/25/28	34,801
16,603,728	Series 2021-KG05, Class X1, IO (g)	0.40%	01/25/31	202,393
266,873	Series 2022-K142, Class A1	2.40%	12/25/31	249,615
486,023	Series 2022-K152, Class A1	3.78%	01/25/32	481,227

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$116,788,000	Series 2024-K164, Class XAM, IO (g)	0.46%	06/25/34	$2,637,704
4,437,000	Series 2024-K165, Class XAM, IO (g)	1.09%	09/25/34	298,601
22,349,000	Series 2024-K167, Class XAM, IO (g)	0.55%	11/25/34	642,758
919,000	Series 2024-K757, Class XAM, IO (g)	1.18%	08/25/31	42,996
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	326,174
71,353,401	Series 2025-K541, Class X1, IO (g)	0.81%	02/25/30	1,595,548
71,830,863	Series 2025-K546, Class X1, IO (g)	1.06%	05/25/30	2,300,470
	Federal National Mortgage Association Alternative Credit Enhancement Securities
357,511	Series 2024-M3, Class Z (g)	4.66%	04/25/53	303,531
8,952,605	Series 2026-M4, Class Z (g)	2.98%	04/25/52	5,474,372
	Government National Mortgage Association
10,873,549	Series 2021-31, Class IO, IO (g)	0.94%	01/16/61	741,298
29,829,098	Series 2024-32, Class IO, IO (g)	0.70%	06/16/63	1,566,174
13,014,597	Series 2025-21, Class IO, IO (g)	0.95%	04/16/65	915,842
24,156,798	Series 2025-153, Class IO, IO (g)	0.85%	09/16/67	1,812,417
68,672,551	Series 2025-206, Class IO, IO (g)	0.80%	04/16/64	4,149,278
				39,137,879
	Pass-Through Securities — 12.9%
	Federal Home Loan Mortgage Corporation
1,948,178	Pool Q43173	3.00%	09/01/46	1,751,671
748,854	Pool RB5112	2.50%	05/01/41	675,475
5,360,025	Pool RB5126	2.50%	09/01/41	4,823,252
1,652,123	Pool RE6076	2.00%	12/01/50	1,300,314
2,158,534	Pool SD0257	3.00%	01/01/50	1,892,900
3,200,396	Pool SD7309	4.00%	02/01/45	3,065,341
555,178	Pool SD7550	3.00%	02/01/52	495,509
5,103,001	Pool SL0847	3.50%	04/01/49	4,711,777
885,403	Pool ZS9776	3.50%	08/01/46	824,445
3,815,302	Pool ZT0794	4.50%	10/01/48	3,743,470
16,130,523	Pool ZT2264	4.00%	03/01/44	15,607,174
	Federal National Mortgage Association
445,623	Pool 310208	3.00%	03/01/48	393,003
437,382	Pool 310211	3.50%	07/01/48	402,791
3,573,692	Pool AL8400	3.00%	08/01/43	3,270,428
5,245,584	Pool AL9394	3.00%	11/01/46	4,672,668
3,421,532	Pool AS5843	4.00%	09/01/45	3,266,824
227,173	Pool BF0207	4.50%	04/01/47	224,091
2,179,528	Pool BM4629	4.00%	10/01/48	2,055,944
4,285,772	Pool BM6210	3.50%	12/01/47	3,947,289
8,776,677	Pool BM6429	3.00%	09/01/48	7,740,667
1,593,598	Pool BM7345	4.50%	03/01/50	1,510,213
316,944	Pool BM7521	3.50%	10/01/48	293,904
3,543,340	Pool BM7687	3.00%	11/01/46	3,206,579
4,460,341	Pool BM7699	3.50%	02/01/47	4,183,023
3,479,312	Pool BM7914	2.00%	03/01/52	2,738,428
6,772,643	Pool CA7695	1.50%	11/01/50	5,197,712
4,728,898	Pool FA0606	3.50%	09/01/47	4,449,112

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$2,713,402	Pool FA0983	4.00%	11/01/50	$2,576,378
9,238,733	Pool FA1024	2.50%	05/01/51	7,774,807
9,528,059	Pool FA1265	4.50%	12/01/50	9,347,754
1,996,989	Pool FM9416	3.50%	07/01/45	1,863,500
8,177,929	Pool FM9645	4.50%	11/01/49	8,024,868
337,524	Pool FM9712	3.50%	11/01/50	313,886
2,562,688	Pool FP0122	4.50%	07/01/51	2,499,513
5,565,456	Pool FS0704	4.00%	03/01/47	5,322,457
4,219,827	Pool FS1046	4.50%	11/01/49	4,143,171
4,025,049	Pool FS6440	4.00%	10/01/48	3,834,200
11,247,831	Pool FS8780	3.00%	07/01/50	10,106,836
13,233,348	Pool FS8862	3.50%	05/01/48	12,340,054
5,289,205	Pool FS9392	3.50%	05/01/49	4,894,029
1,071,304	Pool MA1582	3.50%	09/01/43	1,004,543
2,180,060	Pool MA4025	2.50%	05/01/50	1,814,189
374,547	Pool MA4319	2.00%	04/01/51	294,791
6,335,631	Pool MA4320	2.50%	04/01/51	5,225,165
1,269,000	Pool TBA	4.00%	06/15/41	1,235,878
7,845,000	Pool TBA (h)	4.00%	05/01/56	7,358,059
33,487,000	Pool TBA (h)	4.50%	05/01/56	32,215,835
5,115,000	Pool TBA (h)	3.50%	05/15/56	4,656,546
4,933,000	Pool TBA (h)	5.50%	05/15/56	4,958,309
36,000	Pool TBA (h)	2.50%	06/15/56	30,138
9,630,000	Pool TBA	3.50%	06/15/56	8,760,851
11,799,000	Pool TBA	5.50%	06/15/56	11,845,709
6,610,000	Pool TBA	4.00%	07/15/56	6,186,806
28,550,000	Pool TBA	5.50%	07/15/56	28,634,025
	Government National Mortgage Association
22,725,868	Pool MA7192	2.00%	02/20/51	18,721,883
2,511,000	Pool TBA (h)	4.00%	05/15/56	2,343,324
8,653,000	Pool TBA (h)	3.50%	06/15/56	7,814,741
2,501,000	Pool TBA	4.50%	06/15/56	2,409,753
1,257,000	Pool TBA	4.00%	07/15/56	1,171,932
				306,167,934
	Total U.S. Government Agency Mortgage-Backed Securities			764,781,575
	(Cost $761,347,642)
MORTGAGE-BACKED SECURITIES — 20.1%
	Collateralized Mortgage Obligations — 15.1%
	Arroyo Mortgage Trust
81,605	Series 2020-1, Class A1A (e)	1.66%	03/25/55	79,764
	BRAVO Residential Funding Trust
500,000	Series 2019-1, Class A3 (e)	3.50%	03/25/58	427,984
142,340	Series 2019-2, Class A3 (e)	3.50%	10/25/44	136,747
982,330	Series 2022-NQM1, Class A1 (e)	4.63%	09/25/61	968,386
1,114,979	Series 2025-NQM3, Class A1 (a) (e)	5.57%	03/25/65	1,121,944
	Chase Home Lending Mortgage Trust
575,056	Series 2019-ATR2, Class B1 (e) (g)	3.99%	07/25/49	535,817
367,040	Series 2019-ATR2, Class B2 (e) (g)	3.99%	07/25/49	341,122

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Chase Home Lending Mortgage Trust (Continued)
$1,378,896	Series 2025-8, Class A11, 30 Day Average SOFR + 1.30% (b) (e)	4.95%	06/25/56	$1,383,807
2,464,296	Series 2025-10, Class A11, 30 Day Average SOFR + 1.30% (b) (e)	4.95%	07/25/56	2,471,128
	Chase Mortgage Finance Corp.
5,008,672	Series 2026-CINV1, Class A11, 30 Day Average SOFR + 1.20% (b) (e)	4.85%	01/25/57	5,016,451
	CIM Trust
3,330,625	Series 2019-INV3, Class B1A (e)	4.64%	08/25/49	3,231,736
	Citigroup Mortgage Loan Trust
313,796	Series 2014-A, Class B3 (e) (g)	5.48%	01/25/35	312,532
	COLT Mortgage Loan Trust
593,113	Series 2021-6, Class A1 (e)	1.91%	12/25/66	545,720
1,508,064	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (a) (e)	5.79%	04/25/70	1,522,370
	Connecticut Avenue Securities Trust
2,255,354	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (b) (e)	4.65%	07/25/44	2,259,217
1,904,788	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (b) (e)	4.60%	01/25/45	1,906,739
1,911,828	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (b) (e)	4.65%	02/25/45	1,915,593
	Credit Suisse Mortgage Trust
635,854	Series 2018-RPL9, Class A (e)	3.85%	09/25/57	611,544
189,241	Series 2019-AFC1, Class A1 (a) (e)	3.57%	07/25/49	184,475
1,538,227	Series 2021-RPL6, Class A1 (e)	2.00%	10/25/60	1,392,307
	Cross Mortgage Trust
1,492,940	Series 2025-H3, Class A1 (e)	5.88%	04/25/70	1,508,007
	CSMC Trust
2,497,717	Series 2018-J1, Class A2 (e)	3.50%	02/25/48	2,264,259
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (e)	3.47%	11/25/59	279,005
1,622,323	Series 2024-INV2, Class A1, steps up to 6.04% on 09/01/2028 (a) (e)	5.04%	10/25/69	1,619,350
3,843,876	Series 2025-NQM6, Class A1 (e) (f)	5.00%	12/25/70	3,834,567
2,678,483	Series 2026-AE1, Class A29, 30 Day Average SOFR + 1.15% (b) (e)	4.80%	11/25/60	2,680,398
3,483,418	Series 2026-NQM3, Class A1 (e) (f)	5.03%	03/25/71	3,475,836
	FARM Mortgage Trust
2,594,211	Series 2024-1, Class A (e) (g)	4.68%	10/01/53	2,510,341
293,284	Series 2024-2, Class A (e) (g)	5.16%	08/01/54	286,433
	Flagstar Mortgage Trust
2,041,324	Series 2018-2, Class B1 (e) (g)	4.00%	04/25/48	1,888,145
	GCAT Trust
358,676	Series 2019-RPL1, Class A1 (e)	2.65%	10/25/68	351,106
9,634,256	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (b) (e)	5.15%	12/25/55	9,685,063
	GS Mortgage-Backed Securities Trust
142,036	Series 2020-NQM1, Class A3 (e)	2.35%	09/27/60	136,262
9,000,000	Series 2022-LTV1, Class A14 (e)	3.00%	06/25/52	6,501,235

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GS Mortgage-Backed Securities Trust (Continued)
$4,324,817	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (b) (e)	5.00%	05/25/56	$4,331,316
1,405,358	Series 2026-PJ1, Class A27, 30 Day Average SOFR + 1.25% (b) (e)	4.90%	06/25/56	1,404,141
	HOMES Trust
5,310,487	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (a) (e)	5.22%	08/25/59	5,323,180
2,304,941	Series 2024-AFC2, Class A1 (e)	5.58%	10/25/59	2,316,559
1,778,287	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (a) (e)	5.47%	06/25/60	1,787,285
3,652,660	Series 2025-AFC4, Class A1 (e) (f)	5.15%	11/25/60	3,652,580
8,119,499	Series 2026-AFC1, Class A1 (e) (f)	4.85%	02/25/61	8,076,909
	JP Morgan Mortgage Trust
676,046	Series 2017-6, Class A7 (e)	3.50%	12/25/48	614,670
1,077,168	Series 2019-6, Class B1 (e) (g)	4.26%	12/25/49	1,012,788
285,650	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (b) (e)	4.72%	09/25/49	281,803
1,582,868	Series 2019-INV1, Class B1 (e) (g)	4.93%	09/25/49	1,543,799
805,268	Series 2019-INV3, Class A13 (e)	3.50%	05/25/50	730,854
474,455	Series 2019-INV3, Class A3 (e)	3.50%	05/25/50	430,611
471,092	Series 2020-LTV2, Class B1 (e) (g)	4.00%	11/25/50	429,639
5,150,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (a) (e)	5.64%	09/25/55	5,127,367
5,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (a) (e)	5.82%	11/25/55	4,996,296
7,460,373	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (b) (e)	4.75%	07/25/56	7,416,933
5,000,000	Series 2026-LTV1, Class A1 (e) (f)	5.42%	09/25/56	5,005,899
	MetLife Securitization Trust
307,125	Series 2018-1A, Class A (e)	3.75%	03/25/57	298,054
	MFRA Trust
1,501,922	Series 2023-INV2, Class A1, steps up to 7.78% on 09/01/2027 (a) (e)	6.78%	10/25/58	1,509,723
4,313,440	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (a) (e)	5.72%	12/25/69	4,343,393
1,559,114	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (a) (e)	5.44%	03/25/70	1,563,881
3,706,900	Series 2025-NQM5, Class A1 (e) (f)	5.19%	11/25/70	3,711,057
5,874,362	Series 2026-NQM1, Class A1 (e) (f)	5.05%	02/25/71	5,861,091
	Morgan Stanley Residential Mortgage Loan Trust
905,665	Series 2025-SPL1, Class A1 (e) (f)	4.25%	02/25/65	882,849
4,786,290	Series 2026-INV1, Class A9, 30 Day Average SOFR + 1.15% (b) (e)	4.80%	02/25/61	4,793,513
	New Residential Mortgage Loan Trust
1,741,912	Series 2016-3A, Class B1 (e)	4.00%	09/25/56	1,705,373
5,849,475	Series 2018-3A, Class A1 (e)	4.50%	05/25/58	5,700,301
2,785,436	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (b) (e)	4.52%	01/25/48	2,751,696
	OBX Trust
4,163,761	Series 2018-1, Class A2, 1 Mo. CME Term SOFR + 0.76% (b) (e)	4.42%	06/25/57	4,133,969

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	OBX Trust (Continued)
$508,306	Series 2019-EXP3, Class 2A1B, 1 Mo. CME Term SOFR + CSA + 0.90% (b) (e)	4.67%	10/25/59	$508,514
2,000,000	Series 2022-NQM2, Class A1B (a) (e)	4.38%	01/25/62	1,862,677
1,507,015	Series 2025-NQM13, Class A1 (e) (f)	5.44%	05/25/65	1,515,366
4,867,209	Series 2026-INV1, Class AF, 30 Day Average SOFR + 1.35% (b) (e)	5.00%	02/25/56	4,874,696
14,453,649	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (b) (e)	5.00%	02/25/56	14,474,992
4,600,000	Series 2026-NQM4, Class A1LC, steps up to 6.23% on 03/01/2030 (a) (e)	5.23%	02/25/66	4,602,639
	Onslow Bay Mortgage Loan Trust
264,032	Series 2021-NQM4, Class A1 (e)	1.96%	10/25/61	226,803
1,799,274	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (a) (e)	5.60%	03/25/65	1,813,739
	PMT Loan Trust
16,452,339	Series 2025-CNF1, Class A35, 30 Day Average SOFR + 1.35% (b) (e)	5.00%	10/25/56	16,491,265
4,005,510	Series 2025-CNF2, Class A26, 30 Day Average SOFR + 1.40% (b) (e)	5.05%	01/25/57	4,023,591
5,025,660	Series 2025-INV9, Class A34, 30 Day Average SOFR + 1.30% (b) (e)	4.95%	09/01/56	5,054,231
1,982,891	Series 2026-CNF3, Class A23, 30 Day Average SOFR + 1.45% (b) (e)	5.10%	04/25/57	1,984,060
3,000,000	Series 2026-CNF4, Class A23, 30 Day Average SOFR + 1.35% (b) (e)	4.99%	05/25/57	3,007,232
9,833,559	Series 2026-INV1, Class A36, 30 Day Average SOFR + 1.30% (b) (e)	4.95%	01/25/57	9,844,716
10,834,233	Series 2026-INV2, Class A35, 30 Day Average SOFR + 1.15% (b) (e)	4.80%	01/25/57	10,877,293
4,933,628	Series 2026-INV3, Class A36, 30 Day Average SOFR + 1.35% (b) (e)	5.00%	02/25/57	4,937,280
4,770,448	Series 2026-J1, Class A25, 30 Day Average SOFR + 1.15% (b) (e)	4.80%	01/25/57	4,745,621
	PRKCM Trust
3,451,455	Series 2022-AFC2, Class A1 (e)	5.34%	08/25/57	3,445,922
2,918,597	Series 2025-AFC2, Class A1 (e) (f)	5.02%	12/25/60	2,909,429
1,877,543	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (a) (e)	5.55%	02/25/60	1,886,995
797,258	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (a) (e)	5.65%	02/25/60	801,043
	PRPM LLC
3,340,000	Series 2024-RCF1, Class A2, steps up to 5.00% on 01/25/2028 (a) (e)	4.00%	01/25/54	3,281,200
2,934,000	Series 2024-RCF1, Class A3, steps up to 5.00% on 01/25/2028 (a) (e)	4.00%	01/25/54	2,872,582
2,900,000	Series 2024-RCF2, Class A2, steps up to 4.75% on 03/25/2028 (a) (e)	3.75%	03/25/54	2,824,684
3,039,000	Series 2024-RCF4, Class A2, steps up to 5.00% on 07/25/2028 (a) (e)	4.00%	07/25/54	2,961,522
2,096,000	Series 2024-RCF5, Class A2, steps up to 5.00% on 08/25/2028 (a) (e)	4.00%	08/25/54	2,040,558

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC (Continued)
$694,574	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (a) (e)	3.50%	05/25/54	$678,811
224,304	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (a) (e)	4.00%	11/25/54	219,395
518,563	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (a) (e)	4.00%	12/25/54	506,827
1,228,141	Series 2025-RCF4, Class A1, steps up to 5.50% on 08/01/2029 (a) (e)	4.50%	08/25/55	1,209,490
1,371,125	Series 2025-RCF5, Class A1, steps up to 5.84% on 10/01/2029 (a) (e)	4.84%	10/25/55	1,360,554
3,571,857	Series 2025-RCF6, Class A1, steps up to 5.94% on 12/01/2029 (a) (e)	4.94%	12/25/55	3,543,060
1,167,220	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (a) (e)	3.25%	04/25/55	1,131,507
1,967,607	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (a) (e)	3.00%	05/25/55	1,872,139
	PRPM Trust
567,534	Series 2023-NQM3, Class A1, steps up to 7.22% on 01/01/2028 (a) (e)	6.22%	11/25/68	570,792
2,429,909	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (a) (e)	5.69%	04/25/70	2,444,940
2,177,388	Series 2025-NQM3, Class A1 (e) (f)		05/25/70	2,188,402
4,467,301	Series 2025-NQM6, Class A1 (e) (f)	4.99%	12/25/70	4,447,487
6,087,536	Series 2026-NQM1, Class A1 (e) (f)	5.13%	02/25/71	6,077,931
1,666,650	Series 2026-NQM2, Class A1LC, steps up to 6.264% on 05/01/2030 (a) (e)	5.26%	04/25/71	1,665,931
10,873,774	Series 2026-RCF1, Class A1, steps up to 5.85% on 01/01/2030 (a) (e)	4.85%	01/25/56	10,822,755
	Rate Mortgage Trust
8,345,349	Series 2025-J3, Class A27, 30 Day Average SOFR + 1.55% (b) (e)	5.20%	11/25/55	8,402,017
	RUN Trust
3,519,551	Series 2022-NQM1, Class A1 (e)	5.00%	03/25/67	3,450,408
	Santander Mortgage Asset Receivable Trust
2,858,351	Series 2025-NQM2, Class A1 (a) (e)	5.73%	02/25/65	2,880,681
2,115,000	Series 2026-NQM3, Class A1LC, steps up to 6.23% on 03/01/2030 (a) (e)	5.23%	03/25/66	2,111,166
	Sequoia Mortgage Trust
4,574,580	Series 2026-HYB1, Class A1B (e)	4.67%	04/25/56	4,478,687
5,970,174	Series 2026-INV2, Class A26F, 30 Day Average SOFR + 1.50% (b) (e)	5.15%	04/25/56	5,973,371
	Starwood Mortgage Residential Trust
1,690,316	Series 2022-3, Class A1 (e)	5.16%	03/25/67	1,686,216
	Towd Point Mortgage Trust
1,480,086	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (b) (e)	4.77%	05/25/58	1,507,832
1,973,236	Series 2022-1, Class A1 (e)	3.75%	07/25/62	1,874,936
1,705,976	Series 2022-2, Class A1 (e)	3.75%	07/01/62	1,609,038
3,413,068	Series 2022-3, Class A1 (e)	3.75%	08/01/62	3,229,451

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	TRK Trust
$2,748,616	Series 2021-INV1, Class A1 (e)	1.15%	07/25/56	$2,489,048
2,103,702	Series 2022-INV1, Class A1 (e)	2.58%	02/25/57	1,971,564
	Verus Securitization Trust
2,282,260	Series 2022-1, Class A1 (e)	3.72%	01/25/67	2,158,838
2,304,839	Series 2022-2, Class A1 (a) (e)	4.26%	02/25/67	2,225,322
	Vista Point Securitization Trust
1,609,911	Series 2020-1, Class M1 (e)	4.15%	03/25/65	1,603,167
	Wells Fargo Mortgage Backed Securities Trust
2,111,024	Series 2018-1, Class B1 (e) (g)	3.64%	07/25/47	2,005,658
113,677	Series 2019-1, Class A1 (e)	3.92%	11/25/48	107,647
				357,496,637
	Commercial Mortgage-Backed Securities — 5.0%
	2023-MIC Trust (The)
2,330,000	Series 2023-MIC, Class A (e) (g)	8.73%	12/05/38	2,483,036
	Arbor Multifamily Mortgage Securities Trust
6,000,000	Series 2020-MF1, Class A4 (e)	2.50%	05/15/53	5,595,272
125,000	Series 2020-MF1, Class AS (e)	3.06%	05/15/53	116,474
3,130,637	Series 2020-MF1, Class XA, IO (e) (g)	1.04%	05/15/53	92,590
1,860,000	Series 2021-MF2, Class A4 (e)	2.25%	06/15/54	1,665,921
	BANK
28,396,729	Series 2019-BN19, Class XA, IO (g)	1.07%	08/15/61	711,719
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	300,488
4,771,694	Series 2020-BN26, Class XA, IO (g)	1.31%	03/15/63	158,556
1,486,830	Series 2020-BN29, Class A4	2.00%	11/15/53	1,313,933
6,853,467	Series 2020-BN29, Class XA, IO (g)	1.40%	11/15/53	323,181
53,373,157	Series 2025-BNK49, Class XA, IO (g)	0.83%	03/15/58	2,433,757
	BBCMS Mortgage Trust
3,772,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (b) (e)	4.57%	03/15/37	3,570,647
2,800,000	Series 2020-C8, Class A5	2.04%	10/15/53	2,505,611
51,801,963	Series 2025-C35, Class XA, IO (g)	0.86%	07/15/58	2,543,290
	Benchmark Mortgage Trust
8,610,797	Series 2020-B21, Class XA, IO (g)	1.51%	12/17/53	429,543
2,700,000	Series 2021-B25, Class A4	2.27%	04/15/54	2,467,633
	BMO Mortgage Trust
115,000	Series 2023-C6, Class ASB	6.21%	09/15/56	121,741
2,250,000	Series 2023-C7, Class A5	6.16%	12/15/56	2,384,471
5,823,886	Series 2024-5C3, Class XA, IO (g)	1.35%	02/15/57	151,781
665,000	Series 2025-C11, Class ASB	5.68%	02/15/58	696,230
3,091,000	Series 2025-C12, Class ASB	5.76%	06/15/58	3,235,367
35,988,476	Series 2025-C13, Class XA, IO (g)	1.22%	10/15/58	2,723,946
	BOCA Commercial Mortgage Trust
1,350,000	Series 2025-BOCA, Class A, 1 Mo. CME Term SOFR + 1.60% (b) (e)	5.25%	12/15/42	1,353,844
	BSTN Commercial Mortgage Trust
1,749,000	Series 2025-1C, Class A (e) (g)	5.55%	06/15/44	1,784,683
	BWAY Trust
2,190,000	Series 2025-1535, Class A (e) (g)	6.52%	05/05/42	2,216,819
765,000	Series 2025-1535, Class B (e) (g)	7.71%	05/05/42	795,499

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Commercial Mortgage Trust
$3,081,000	Series 2020-VIV4, Class A (e)	2.84%	03/09/44	$2,865,226
1,215,000	Series 2026-CSMO, Class A, 1 Mo. CME Term SOFR + 1.40% (b) (e)	5.05%	02/15/43	1,217,536
	BX Trust
4,000,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (b) (e)	5.20%	12/15/42	4,009,975
2,000,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (b) (e)	5.26%	07/15/42	2,004,210
2,438,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (b) (e)	5.35%	12/15/44	2,440,717
	Cantor Commercial Real Estate Lending
1,449,083	Series 2019-CF1, Class A2	3.62%	05/15/52	1,431,695
	CFCRE Commercial Mortgage Trust
33,679	Series 2017-C8, Class ASB	3.37%	06/15/50	33,605
	CHI Commercial Mortgage Trust
2,230,000	Series 2025-SFT, Class A (e) (g)	5.66%	04/15/42	2,263,702
62,200,000	Series 2025-SFT, Class XA, IO (e) (g)	0.31%	04/15/42	508,311
	Citigroup Commercial Mortgage Trust
573,971	Series 2018-C5, Class A3	3.96%	06/10/51	569,599
563,004	Series 2019-GC43, Class AAB	2.96%	11/10/52	548,026
1,310,000	Series 2020-420K, Class A (e)	2.46%	11/10/42	1,175,917
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (e) (g)	0.89%	08/10/44	169,821
	Credit Suisse Mortgage Trust
1,420,000	Series 2019-UVIL, Class A (e)	3.16%	12/15/41	1,335,421
	Deutsche Bank Commercial Mortgage Trust
400,000	Series 2020-C9, Class A5	1.93%	08/15/53	358,452
	Fashion Show Mall LLC
1,400,000	Series 2024-SHOW, Class A (e) (g)	5.27%	10/10/41	1,411,576
	FREMF Mortgage Trust
319,506,507	Series 2018-K156, Class X2A, IO (e)	0.10%	07/25/36	1,474,874
	GGP Trust
4,250,000	Series 2026-2PAK, Class A (g) (i)	6.03%	04/10/43	4,239,260
	GS Mortgage Securities Trust
172,925	Series 2017-GS5, Class AAB	3.47%	03/10/50	172,503
1,747,643	Series 2019-GC39, Class XA, IO (g)	1.22%	05/10/52	47,748
975,000	Series 2024-FAIR, Class A (e) (g)	6.07%	07/15/29	993,189
	Hilton USA Trust
1,395,000	Series 2016-HHV, Class A (e)	3.72%	11/05/38	1,389,395
1,700,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (b) (e)	5.40%	07/15/42	1,705,358
	Houston Galleria Mall Trust
2,750,000	Series 2025-HGLR, Class A (e) (g)	5.64%	02/05/45	2,817,532
	INT Commercial Mortgage Trust
1,500,000	Series 2025-PLAZA, Class A (e) (g)	5.04%	11/05/37	1,500,006
	JP Morgan Chase Commercial Mortgage Securities Trust
3,085,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (b) (e)	5.30%	01/15/41	3,091,176

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JW Trust
$1,240,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (b) (e)	5.25%	11/15/39	$1,243,854
	KRE Commercial Mortgage Trust
3,330,250	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (b) (e)	5.50%	05/15/43	3,345,013
	Morgan Stanley Capital I Trust
5,588,349	Series 2019-L2, Class XA, IO (g)	1.16%	03/15/52	128,870
	MSWF Commercial Mortgage Trust
40,300,101	Series 2023-1, Class XA, IO (g)	1.09%	05/15/56	1,887,044
	NRTH Commercial Mortgage Trust
1,313,500	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (b) (e)	5.05%	10/15/40	1,314,512
	NY Commercial Mortgage Trust
1,520,000	Series 2025-299P, Class A (e) (g)	5.85%	02/10/47	1,579,014
	NYO Commercial Mortgage Trust
3,100,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (b) (e)	4.86%	11/15/38	3,098,961
	SFO Commercial Mortgage Trust
3,288,100	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	4.92%	05/15/38	3,288,665
	SHOPS Commercial Mortgage Trust
2,700,000	Series 2026-CSTL, Class A (e) (g) (i)	4.97%	05/15/39	2,689,311
	SKY Trust
3,691,315	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (b) (e)	6.24%	04/15/42	3,707,853
	SWCH Commercial Mortgage Trust
2,745,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (b) (e)	5.10%	02/15/42	2,724,918
	UBS Commercial Mortgage Trust
22,062,029	Series 2019-C17, Class XA, IO (g)	1.58%	10/15/52	877,866
	Wells Fargo Commercial Mortgage Trust
12,399,885	Series 2017-C41, Class XA, IO (g)	1.29%	11/15/50	148,719
2,737,274	Series 2018-C47, Class AS	4.67%	09/15/61	2,714,445
22,902,866	Series 2019-C49, Class XA, IO (g)	1.38%	03/15/52	646,612
420,196	Series 2020-C58, Class A3	1.81%	07/15/53	378,553
2,950,000	Series 2022-C62, Class A4	4.00%	04/15/55	2,812,693
2,550,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (b) (e)	5.00%	08/15/42	2,551,350
	WHARF Commercial Mortgage Trust
2,175,000	Series 2025-DC, Class A (e) (g)	5.53%	07/15/40	2,215,271
				119,304,386
	Total Mortgage-Backed Securities			476,801,023
	(Cost $474,491,630)
CORPORATE BONDS AND NOTES — 19.5%
	Aerospace/Defense — 0.3%
1,500,000	Boeing (The) Co.	6.63%	02/15/38	1,643,977
1,750,000	Boeing (The) Co.	3.55%	03/01/38	1,450,965
3,000,000	Boeing (The) Co.	5.81%	05/01/50	2,925,219
				6,020,161

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks — 2.9%
$3,170,000	Bank of America Corp. (j)	4.57%	04/27/33	$3,120,394
3,000,000	Bank of America Corp. (j)	4.08%	03/20/51	2,341,076
3,000,000	Citigroup, Inc. (j)	4.91%	05/24/33	2,993,307
5,000,000	Fifth Third Bancorp (j)	4.34%	04/25/33	4,828,581
5,000,000	Fifth Third Bancorp (j)	5.14%	01/29/37	4,884,540
2,500,000	Goldman Sachs Group (The), Inc. (j)	4.52%	01/21/32	2,464,152
2,500,000	Goldman Sachs Group (The), Inc. (j)	3.10%	02/24/33	2,264,204
5,000,000	Goldman Sachs Group (The), Inc. (j)	5.33%	07/23/35	5,020,388
4,500,000	Huntington Bancshares, Inc. (j)	5.02%	05/17/33	4,487,381
6,500,000	Huntington Bancshares, Inc. (j)	5.71%	02/02/35	6,654,205
2,940,000	JPMorgan Chase & Co. (j)	4.91%	07/25/33	2,949,358
2,500,000	JPMorgan Chase & Co. (j)	5.53%	11/29/45	2,465,275
2,450,000	Morgan Stanley (j)	6.34%	10/18/33	2,626,521
10,000,000	Morgan Stanley (j)	5.25%	04/21/34	10,103,053
2,500,000	Wells Fargo & Co. (j)	4.90%	07/25/33	2,495,594
3,500,000	Zions Bancorp N.A. (j)	4.70%	08/18/28	3,499,947
4,500,000	Zions Bancorp N.A. (j)	4.48%	02/09/29	4,477,902
				67,675,878
	Beverages — 0.2%
2,500,000	Constellation Brands, Inc.	4.95%	11/01/35	2,429,227
425,000	Constellation Brands, Inc.	4.50%	05/09/47	350,869
820,000	Constellation Brands, Inc.	5.25%	11/15/48	745,440
1,145,000	Molson Coors Beverage Co.	4.20%	07/15/46	899,268
				4,424,804
	Biotechnology — 0.6%
11,000,000	Biogen, Inc.	5.75%	05/15/35	11,460,263
3,500,000	Illumina, Inc.	4.75%	12/12/30	3,487,813
				14,948,076
	Building Materials — 0.1%
2,500,000	JH North America Holdings, Inc. (e)	6.13%	07/31/32	2,507,223
	Commercial Services — 1.4%
2,000,000	Ashtead Capital, Inc. (e)	5.50%	08/11/32	2,043,988
14,605,000	Ashtead Capital, Inc. (e)	5.80%	04/15/34	14,990,851
5,000,000	Global Payments, Inc.	5.20%	11/15/32	4,887,319
5,000,000	Global Payments, Inc.	5.55%	11/15/35	4,825,301
4,765,000	United Rentals North America, Inc. (e)	6.00%	12/15/29	4,849,565
2,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	1,983,932
510,000	Verisk Analytics, Inc.	5.50%	06/15/45	477,859
				34,058,815
	Computers — 0.4%
4,550,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,338,239
2,500,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	2,549,405
2,500,000	Dell International LLC / EMC Corp.	4.75%	10/06/32	2,473,098
				9,360,742
	Diversified Financial Services — 1.5%
4,000,000	Citadel Securities Global Holdings LLC (e)	5.50%	06/18/30	4,071,554
2,000,000	LPL Holdings, Inc.	5.15%	06/15/30	2,015,521
5,000,000	LSEG U.S. Fin Corp. (e)	4.50%	03/23/31	4,958,117
6,833,000	LSEG U.S. Fin Corp. (e)	5.25%	03/23/36	6,811,813

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$9,750,000	Rocket Cos., Inc. (e)	6.38%	08/01/33	$9,881,089
3,500,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (e)	3.88%	03/01/31	3,251,408
5,586,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (e)	4.00%	10/15/33	5,037,187
				36,026,689
	Electric — 1.9%
500,000	DTE Electric Co.	5.85%	05/15/55	499,685
2,340,000	Duke Energy Carolinas LLC	5.30%	02/15/40	2,322,601
1,000,000	Duke Energy Progress LLC	5.55%	03/15/55	958,484
3,155,000	Florida Power & Light Co.	5.30%	04/01/53	2,960,260
5,000,000	Indiana Michigan Power Co.	5.60%	03/15/56	4,843,686
5,963,000	MidAmerican Energy Co.	5.50%	11/15/56	5,706,355
3,000,000	Northern States Power Co.	5.65%	05/15/55	2,949,307
3,500,000	NRG Energy, Inc. (e)	4.73%	10/15/30	3,464,468
5,000,000	NRG Energy, Inc. (e)	5.41%	10/15/35	4,906,737
4,000,000	Virginia Electric and Power Co.	5.70%	03/15/56	3,858,989
3,500,000	Virginia Electric and Power Co., Series D	5.60%	09/15/55	3,324,520
750,000	Vistra Operations Co. LLC (e)	4.60%	10/15/30	736,579
8,500,000	Vistra Operations Co. LLC (e)	5.70%	12/30/34	8,588,774
				45,120,445
	Electrical Components & Equipments — 0.2%
4,500,000	Molex Electronic Technologies LLC (e)	5.25%	04/30/32	4,583,809
	Engineering & Construction — 0.4%
5,000,000	Jacobs Solutions, Inc.	4.75%	03/03/31	4,949,230
5,000,000	Jacobs Solutions, Inc.	5.38%	03/03/36	4,857,329
				9,806,559
	Environmental Control — 0.0%
1,000,000	Waste Management, Inc.	5.35%	10/15/54	953,626
	Food — 0.7%
1,470,000	Campbell’s (The) Co.	5.40%	03/21/34	1,429,912
4,143,000	Conagra Brands, Inc.	5.75%	08/01/35	4,169,485
970,000	Conagra Brands, Inc.	5.30%	11/01/38	904,357
4,500,000	Conagra Brands, Inc.	5.40%	11/01/48	3,853,034
1,000,000	Kraft Heinz Foods Co.	5.20%	03/15/32	1,013,822
3,335,000	Kraft Heinz Foods Co.	5.00%	06/04/42	2,950,364
3,500,000	Mars, Inc. (e)	5.70%	05/01/55	3,407,998
				17,728,972
	Food Service — 0.2%
5,375,000	Sodexo, Inc. (e)	5.80%	08/15/35	5,483,497
	Healthcare-Products — 1.6%
5,000,000	180 Medical, Inc. (e)	5.30%	10/08/35	4,898,031
2,265,000	Alcon Finance Corp. (e)	5.75%	12/06/52	2,230,470
5,000,000	Augusta SpinCo Corp.	4.66%	03/23/31	4,990,245
5,000,000	Augusta SpinCo Corp.	4.95%	03/23/33	4,977,122
13,000,000	Medline Borrower, L.P. (e)	3.88%	04/01/29	12,636,811
4,555,000	Solventum Corp.	5.60%	03/23/34	4,658,014
2,962,000	Solventum Corp.	5.90%	04/30/54	2,875,010
				37,265,703

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services — 1.9%
$2,360,000	Centene Corp.	4.25%	12/15/27	$2,347,220
2,250,000	Centene Corp.	3.00%	10/15/30	2,024,005
975,000	Charles River Laboratories International, Inc. (e)	3.75%	03/15/29	932,951
4,000,000	Cigna Group (The)	4.80%	08/15/38	3,763,451
1,750,000	Cigna Group (The)	4.80%	07/15/46	1,520,121
3,500,000	Cigna Group (The)	6.00%	01/15/56	3,501,715
1,475,000	Elevance Health, Inc.	4.65%	01/15/43	1,292,729
525,000	Elevance Health, Inc.	5.13%	02/15/53	462,713
3,500,000	Elevance Health, Inc.	5.70%	09/15/55	3,362,969
4,864,000	HCA, Inc.	4.90%	11/15/35	4,710,048
3,585,000	HCA, Inc.	4.63%	03/15/52	2,853,373
65,000	IQVIA, Inc. (e)	5.70%	05/15/28	66,221
3,000,000	IQVIA, Inc.	5.70%	05/15/28	3,056,370
365,000	UnitedHealth Group, Inc.	5.88%	02/15/53	362,077
3,000,000	UnitedHealth Group, Inc.	5.95%	06/15/55	3,039,907
2,000,000	Universal Health Services, Inc.	4.63%	10/15/29	1,987,841
4,710,000	Universal Health Services, Inc.	2.65%	10/15/30	4,256,771
5,000,000	Universal Health Services, Inc.	5.05%	10/15/34	4,816,024
				44,356,506
	Insurance — 1.6%
395,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	426,755
1,330,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,318,280
380,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	409,980
3,805,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	3,540,792
7,115,000	Brown & Brown, Inc.	4.20%	03/17/32	6,752,845
3,245,000	Brown & Brown, Inc.	5.65%	06/11/34	3,280,309
1,000,000	Brown & Brown, Inc.	4.95%	03/17/52	829,423
5,000,000	Brown & Brown, Inc.	6.25%	06/23/55	4,975,584
5,000,000	Ryan Specialty LLC (e)	4.38%	02/01/30	4,858,450
11,053,000	Ryan Specialty LLC (e)	5.88%	08/01/32	11,057,273
				37,449,691
	Internet — 0.2%
3,855,000	AppLovin Corp.	5.38%	12/01/31	3,894,123
	Lodging — 0.1%
3,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	3,365,458
	Media — 0.6%
6,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	6,345,841
8,500,000	FactSet Research Systems, Inc.	3.45%	03/01/32	7,708,152
				14,053,993
	Packaging & Containers — 0.2%
2,000,000	Amcor Flexibles North America, Inc.	5.10%	03/17/30	2,024,497
3,000,000	Amcor Flexibles North America, Inc.	5.50%	03/17/35	3,046,381
45,000	Berry Global, Inc. (e)	5.50%	04/15/28	45,848
300,000	Berry Global, Inc.	5.65%	01/15/34	307,643
				5,424,369
	Pharmaceuticals — 0.2%
5,000,000	CVS Health Corp.	6.20%	09/15/55	4,979,519

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate — 0.2%
$4,000,000	CoStar Group, Inc. (e)	2.80%	07/15/30	$3,634,630
	Real Estate Investment Trusts — 0.4%
1,295,000	VICI Properties, L.P.	4.95%	02/15/30	1,295,477
8,500,000	VICI Properties, L.P.	5.13%	05/15/32	8,430,135
				9,725,612
	Software — 0.9%
850,000	Atlassian Corp.	5.50%	05/15/34	829,908
905,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	654,430
550,000	MSCI, Inc. (e)	4.00%	11/15/29	534,394
8,065,000	MSCI, Inc. (e)	3.88%	02/15/31	7,660,355
2,667,000	MSCI, Inc.	5.25%	09/01/35	2,626,593
3,500,000	MSCI, Inc.	5.15%	03/15/36	3,392,692
2,500,000	Salesforce, Inc.	4.90%	09/15/31	2,493,239
2,500,000	Salesforce, Inc.	5.55%	03/15/36	2,494,032
				20,685,643
	Telecommunications — 0.4%
2,000,000	AT&T, Inc.	5.55%	11/01/45	1,878,887
405,000	AT&T, Inc.	4.75%	05/15/46	340,074
2,000,000	AT&T, Inc.	5.70%	11/01/54	1,856,570
5,000	AT&T, Inc.	3.65%	09/15/59	3,200
6,667,000	QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1- 2 LLC (e)	5.70%	04/15/36	6,486,885
				10,565,616
	Transportation — 0.2%
5,500,000	FedEx Corp.	4.55%	04/01/46	4,578,768
	Water — 0.2%
4,333,000	American Water Capital Corp.	5.70%	09/01/55	4,240,749
	Total Corporate Bonds and Notes			462,919,676
	(Cost $467,482,993)
U.S. GOVERNMENT BONDS AND NOTES — 18.4%
1,500,000	U.S. Treasury Bond	3.00%	11/15/45	1,123,828
1,136,000	U.S. Treasury Bond	3.25%	05/15/42	930,300
3,900,000	U.S. Treasury Bond	4.63%	11/15/44	3,741,029
2,564,000	U.S. Treasury Bond	2.50%	02/15/46	1,751,833
1,800,000	U.S. Treasury Bond	4.63%	02/15/46	1,719,141
1,938,000	U.S. Treasury Bond	2.25%	08/15/46	1,251,600
1,282,000	U.S. Treasury Bond	2.88%	11/15/46	928,398
2,000,000	U.S. Treasury Bond	3.00%	02/15/48	1,459,375
4,000,000	U.S. Treasury Bond	3.13%	05/15/48	2,978,750
3,000,000	U.S. Treasury Bond	3.00%	08/15/48	2,176,992
2,076,000	U.S. Treasury Bond	2.00%	02/15/50	1,194,997
14,600,000	U.S. Treasury Bond	1.38%	08/15/50	7,055,906
13,300,000	U.S. Treasury Bond	1.63%	11/15/50	6,856,773
300,000	U.S. Treasury Bond	4.00%	11/15/52	254,678
3,100,000	U.S. Treasury Bond	4.25%	02/15/54	2,742,471
3,100,000	U.S. Treasury Bond	4.63%	05/15/54	2,919,268
6,700,000	U.S. Treasury Bond	4.50%	11/15/54	6,182,059
2,000,000	U.S. Treasury Bond	4.63%	02/15/55	1,884,102

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$24,500,000	U.S. Treasury Bond, STRIPS	(d)	11/15/33	$17,776,012
9,800,000	U.S. Treasury Bond, STRIPS	(d)	02/15/34	7,017,450
15,100,000	U.S. Treasury Bond, STRIPS	(d)	05/15/34	10,682,324
24,800,000	U.S. Treasury Bond, STRIPS	(d)	08/15/34	17,317,852
30,455,000	U.S. Treasury Bond, STRIPS	(d)	11/15/34	20,996,352
21,100,000	U.S. Treasury Bond, STRIPS	(d)	02/15/35	14,366,532
21,500,000	U.S. Treasury Bond, STRIPS	(d)	05/15/35	14,456,021
22,750,000	U.S. Treasury Bond, STRIPS	(d)	08/15/35	15,099,421
10,500,000	U.S. Treasury Bond, STRIPS	(d)	11/15/35	6,875,248
4,280,000	U.S. Treasury Bond, STRIPS	(d)	02/15/36	2,764,483
16,100,000	U.S. Treasury Bond, STRIPS	(d)	05/15/36	10,255,467
18,600,000	U.S. Treasury Bond, STRIPS	(d)	08/15/36	11,681,957
4,000,000	U.S. Treasury Bond, STRIPS	(d)	11/15/36	2,479,546
6,500,000	U.S. Treasury Bond, STRIPS	(d)	02/15/37	3,970,769
11,700,000	U.S. Treasury Bond, STRIPS	(d)	05/15/37	7,049,019
27,400,000	U.S. Treasury Bond, STRIPS	(d)	05/15/38	15,557,311
26,800,000	U.S. Treasury Bond, STRIPS	(d)	08/15/38	14,996,728
30,000,000	U.S. Treasury Bond, STRIPS	(d)	02/15/39	16,299,818
30,575,000	U.S. Treasury Bond, STRIPS	(d)	05/15/39	16,361,854
6,000,000	U.S. Treasury Bond, STRIPS	(d)	08/15/39	3,160,127
10,000,000	U.S. Treasury Bond, STRIPS	(d)	11/15/39	5,188,199
25,700,000	U.S. Treasury Bond, STRIPS	(d)	02/15/40	13,115,947
27,071,000	U.S. Treasury Bond, STRIPS	(d)	05/15/40	13,616,291
11,000,000	U.S. Treasury Bond, STRIPS	(d)	08/15/40	5,443,292
8,000,000	U.S. Treasury Bond, STRIPS	(d)	11/15/40	3,896,957
1,000,000	U.S. Treasury Bond, STRIPS	(d)	02/15/41	479,679
14,600,000	U.S. Treasury Bond, STRIPS	(d)	11/15/41	6,693,043
7,000,000	U.S. Treasury Bond, STRIPS	(d)	08/15/42	3,122,513
8,000,000	U.S. Treasury Bond, STRIPS	(d)	11/15/42	3,512,354
2,000,000	U.S. Treasury Bond, STRIPS	(d)	11/15/43	812,302
2,100,000	U.S. Treasury Bond, STRIPS	(d)	08/15/44	815,750
1,900,000	U.S. Treasury Bond, STRIPS	(d)	11/15/44	728,095
10,800,000	U.S. Treasury Inflation Indexed Bond	2.13%	04/15/29	11,763,942
11,300,000	U.S. Treasury Inflation Indexed Bond	1.63%	10/15/29	11,985,694
41,000,000	U.S. Treasury Note	3.50%	02/15/29	40,561,172
28,000,000	U.S. Treasury Note	3.50%	03/15/29	27,694,844
10,000,000	U.S. Treasury Note	3.88%	04/15/29	9,990,234
1,000,000	U.S. Treasury Note	4.00%	06/30/32	992,266
	Total U.S. Government Bonds and Notes			436,728,365
	(Cost $443,002,721)
ASSET-BACKED SECURITIES — 6.2%
	AGL CLO 32 Ltd.
400,000	Series 2024-32A, Class A1, 3 Mo. CME Term SOFR + 1.38% (b) (e)	5.05%	07/21/37	401,062
	AIMCO CLO 17 Ltd.
590,000	Series 2022-17A, Class A1R, 3 Mo. CME Term SOFR + 1.35% (b) (e)	5.01%	07/20/37	591,559
	Allegro CLO X Ltd.
300,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.60% (b) (e)	5.28%	04/20/32	300,597

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	American Heritage Auto Receivables Trust
$640,000	Series 2024-1A, Class A3 (e)	4.90%	09/17/29	$643,731
	Battalion CLO XXIV Ltd.
2,000,000	Series 2022-24A, Class AR, 3 Mo. CME Term SOFR + 1.33% (b) (e)	5.00%	07/14/36	2,003,518
	BlueMountain CLO Ltd.
500,000	Series 2018-3A, Class A2R, 3 Mo. CME Term SOFR + 1.60% (b) (e)	5.27%	10/25/30	500,563
	Capital Street Master Trust
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (b) (e)	4.74%	08/16/29	2,497,683
	CARLYLE US CLO Ltd.
950,000	Series 2019-1A, Class A1B2, 3 Mo. CME Term SOFR + 1.30% (b) (e)	4.98%	04/20/31	950,983
	Cbam Ltd.
1,495,000	Series 2018-7A, Class B1, 3 Mo. CME Term SOFR + CSA + 1.60% (b) (e)	5.54%	07/20/31	1,498,114
	Cedar Funding X CLO Ltd.
1,000,000	Series 2019-10A, Class AR2, 3 Mo. CME Term SOFR + 1.36% (b) (e)	5.04%	10/20/37	1,002,715
	Chase Auto Owner Trust
511,252	Series 2022-AA, Class A4 (e)	3.99%	03/27/28	511,182
95,000	Series 2024-1A, Class A4 (e)	5.05%	10/25/29	96,270
	CIFC Funding Ltd.
2,000,000	Series 2024-3A, Class A1, 3 Mo. CME Term SOFR + 1.48% (b) (e)	5.15%	07/21/37	2,006,123
	CoreVest American Finance Trust
255,439	Series 2019-3, Class A (e)	2.71%	10/15/52	254,993
166,157	Series 2020-1, Class A2 (e)	2.30%	03/15/50	157,959
408,040	Series 2020-2, Class B (e)	4.24%	05/15/52	406,053
203,860	Series 2020-3, Class A (e)	1.36%	08/15/53	202,840
651,892	Series 2021-1, Class A (e)	1.57%	04/15/53	641,116
611,649	Series 2021-2, Class A (e)	1.41%	07/15/54	597,088
	Dryden 85 CLO Ltd.
500,000	Series 2020-85A, Class A1R2, 3 Mo. CME Term SOFR + 1.38% (b) (e)	5.05%	07/15/37	500,126
	Elmwood CLO X Ltd.
2,000,000	Series 2021-3A, Class AR2, 3 Mo. CME Term SOFR + 1.30% (b) (e)	4.98%	07/20/38	2,004,832
	Empower CLO Ltd.
2,000,000	Series 2023-3A, Class AR, 3 Mo. CME Term SOFR + 1.24% (b) (e)	4.91%	01/20/39	2,001,494
	FIGRE Trust
1,447,176	Series 2026-FL1, Class A1FC, steps up to 6.49% on 03/01/2030 (a) (e)	5.49%	03/25/56	1,453,129
2,000,000	Series 2026-FL1, Class A1LC, steps up to 6.49% on 03/01/2030 (a) (e)	5.49%	03/25/56	1,999,557
10,747,859	Series 2026-HF3, Class A1A, 30 Day Average SOFR + 1.40% (b) (e)	5.05%	03/25/56	10,739,498
	FNA VI LLC
493,443	Series 2021-1A, Class A (e)	1.35%	01/10/32	459,362

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Fortress Credit Bsl XI Ltd.
$4,000,000	Series 2021-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.25% (b) (e)	5.19%	07/20/34	$4,007,777
	Garnet CLO 2 Ltd.
2,000,000	Series 2025-2A, Class A, 3 Mo. CME Term SOFR + 1.35% (b) (e)	5.03%	10/20/38	2,003,921
	GLS Auto Receivables Issuer Trust
158,014	Series 2024-3A, Class A3 (e)	5.02%	04/17/28	158,072
	GLS Auto Select Receivables Trust
581,498	Series 2023-1A, Class A3 (e)	5.96%	10/16/28	584,685
	Gracie Point International Funding LLC
4,296,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (b) (e)	5.15%	08/15/28	4,303,130
	HalseyPoint CLO 4 Ltd.
2,500,000	Series 2021-4A, Class A, 3 Mo. CME Term SOFR + CSA + 1.22% (b) (e)	5.16%	04/20/34	2,504,455
	Harriman Park CLO Ltd.
2,000,000	Series 2020-1A, Class ARR, 3 Mo. CME Term SOFR + 1.30% (b) (e)	4.98%	07/20/38	2,003,879
	Home Partners of America Trust
918,272	Series 2020-2, Class A (e)	1.53%	01/17/41	846,667
	Invesco US CLO Ltd.
2,625,000	Series 2023-4A, Class A1R, 3 Mo. CME Term SOFR + 1.22% (b) (e)	4.90%	01/18/39	2,626,845
	Kennedy Lewis CLO 16 Ltd.
1,600,000	Series 2024-16A, Class A1, 3 Mo. CME Term SOFR + 1.54% (b) (e)	5.22%	07/20/37	1,605,506
	Kennedy Lewis CLO 9 Ltd.
500,000	Series 2024-9A, Class AR, 3 Mo. CME Term SOFR + 1.35% (b) (e)	5.03%	01/20/38	500,934
	KKR CLO 18 Ltd.
2,000,000	Series 2025-18, Class A2R2, 3 Mo. CME Term SOFR + 1.40% (b) (e)	5.08%	10/18/35	1,999,295
	Luxury Lease Partners Auto Lease Trust
4,096,057	Series 2025-A, Class A (e)	5.51%	03/15/32	4,096,223
	Madison Park Funding LXIII Ltd.
2,000,000	Series 2023-63A, Class A1R, 3 Mo. CME Term SOFR + 1.40% (b) (e)	5.07%	07/21/38	2,004,958
	Magnetite XL Ltd.
2,000,000	Series 2024-40A, Class A1, 3 Mo. CME Term SOFR + 1.45% (b) (e)	5.12%	07/15/37	2,006,080
	Neuberger Berman CLO XVII Ltd.
2,000,000	Series 2014-17A, Class AR3, 3 Mo. CME Term SOFR + 1.40% (b) (e)	5.06%	07/22/38	2,006,136
	Neuberger Berman CLO XVI-S Ltd.
1,000,000	Series 2017-16SA, Class A1R2, 3 Mo. CME Term SOFR + 1.18% (b) (e)	4.85%	04/15/39	1,000,250
	OCP CLO Ltd.
389,414	Series 2014-5A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.80% (b) (e)	5.73%	04/26/31	391,668
300,000	Series 2018-15A, Class AR, 3 Mo. CME Term SOFR + 1.25% (b) (e)	4.93%	01/20/38	300,229

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	OHA Credit Funding 15-R Ltd.
$2,200,000	Series 2023-15RA, Class A, 3 Mo. CME Term SOFR + 1.29% (b) (e)	4.97%	07/20/38	$2,204,225
	Oscar US Funding XV LLC
275,520	Series 2023-1A, Class A3 (e)	5.81%	12/10/27	276,723
	Oscar US Funding XVII LLC
100,000	Series 2024-2A, Class A3 (e)	4.47%	03/12/29	99,971
	OZLM XXIV Ltd.
102,850	Series 2019-24A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.16% (b) (e)	5.10%	07/20/32	102,863
	Pagaya AI Debt Grantor Trust
116,407	Series 2024-8, Class A (e)	5.33%	01/15/32	116,674
163,233	Series 2024-9, Class A (e)	5.07%	03/15/32	163,547
575,367	Series 2024-10, Class A (e)	5.18%	06/15/32	577,107
674,563	Series 2024-11, Class A (e)	5.09%	07/15/32	676,774
3,364,214	Series 2025-1, Class A2 (e)	5.16%	07/15/32	3,376,405
428,471	Series 2025-2, Class A (e) (f)	4.96%	10/15/32	429,903
645,801	Series 2025-4, Class A2 (e)	5.37%	01/17/33	649,770
2,295,557	Series 2025-5, Class A2 (e)	5.11%	03/15/33	2,302,121
1,472,398	Series 2025-R3, Class A (e)	4.84%	01/18/33	1,471,419
1,000,000	Series 2026-1, Class A1 (e)	4.23%	02/15/27	999,964
500,000	Series 2026-1, Class A2 (e)	4.74%	09/15/33	499,377
3,132,619	Series 2026-R1, Class A (e)	4.71%	12/15/33	3,124,766
	Pagaya AI Debt Trust
1,756,539	Series 2025-R1, Class A2 (e)	5.34%	06/15/32	1,763,866
	Palmer Square Loan Funding Ltd.
1,750,000	Series 2023-2A, Class A2R, 3 Mo. CME Term SOFR + 1.50% (b) (e)	5.17%	01/25/32	1,754,352
	Parallel Ltd.
2,220,000	Series 2023-1A, Class A1R, 3 Mo. CME Term SOFR + 1.39% (b) (e)	5.07%	07/20/36	2,224,422
	PFS Financing Corp.
1,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (b) (e)	4.59%	04/15/29	1,003,797
	Progress Residential Trust
5,472,158	Series 2025-SFR1, Class A (e)	3.40%	02/17/42	5,199,344
2,600,000	Series 2025-SFR3, Class A (e)	3.39%	07/17/42	2,458,409
	Research-Driven Pagaya Motor Asset Trust
2,447,129	Series 2025-1A, Class A (e)	5.04%	06/27/33	2,452,016
2,200,000	Series 2025-3A, Class A2 (e)	5.15%	02/27/34	2,213,040
4,274,262	Series 2026-R1A, Class A (e)	5.66%	07/25/34	4,280,136
	Research-Driven Pagaya Motor Trust
2,825,000	Series 2025-5A, Class A3 (e)	4.84%	06/26/34	2,828,945
4,100,000	Series 2025-6A, Class A3 (e)	5.01%	08/25/34	4,093,818
	Rockford Tower CLO Ltd.
300,000	Series 2019-2A, Class BR2, 3 Mo. CME Term SOFR + 1.65% (b) (e)	5.31%	08/20/32	300,581
	Rockland Park CLO Ltd.
2,000,000	Series 2021-1A, Class A1R, 3 Mo. CME Term SOFR + 1.30% (b) (e)	4.98%	07/20/38	2,003,866
	Sandstone Peak III Ltd.
2,000,000	Series 2024-1A, Class A1R, 3 Mo. CME Term SOFR + 1.30% (b) (e) (i)	0.00%	04/25/37	2,000,510

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SBNA Auto Receivables Trust
$3,750,000	Series 2024-A, Class B (e)	5.29%	09/17/29	$3,785,593
	Silver Point CLO 16 Ltd.
4,000,000	Series 2026-16A, Class A1, 3 Mo. CME Term SOFR + 1.23% (b) (e)	4.89%	04/18/39	3,992,219
	Silver Point CLO 7 Ltd.
500,000	Series 2024-7A, Class A1, 3 Mo. CME Term SOFR + 1.36% (b) (e)	5.03%	01/15/38	500,936
	Silver Point CLO 9 Ltd.
1,500,000	Series 2025-9A, Class A1, 3 Mo. CME Term SOFR + 1.52% (b) (e)	5.19%	03/31/38	1,504,292
	Sixth Street CLO XX Ltd.
2,000,000	Series 2021-20A, Class A1R, 3 Mo. CME Term SOFR + 1.32% (b) (e)	5.00%	07/17/38	2,003,841
	SOUND POINT CLO XXII Ltd.
250,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.65% (b) (e)	5.33%	01/20/32	250,498
	Sound Point CLO XXVIII Ltd.
512,968	Series 2020-3A, Class A1R, 3 Mo. CME Term SOFR + 1.28% (b) (e)	4.95%	01/25/32	512,891
	STAR Trust
4,993,410	Series 2025-SFR5, Class A, 1 Mo. CME Term SOFR + 1.45% (b) (e)	5.11%	02/17/42	4,994,819
	Steele Creek CLO Ltd.
168,016	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (b) (e)	5.41%	04/15/31	168,019
	Stratus Funding CLO Ltd.
2,250,000	Series 2025-1A, Class A2, 3 Mo. CME Term SOFR + 1.33% (b) (e)	5.00%	07/15/33	2,255,305
	TCI-Symphony CLO Ltd.
199,453	Series 2017-1A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.55% (b) (e)	5.48%	07/15/30	199,728
	Venture 42 CLO Ltd.
5,000,000	Series 2021-42A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.13% (b) (e)	5.06%	04/15/34	5,007,898
	Venture XIX CLO Ltd.
84,190	Series 2014-19A, Class ARR, 3 Mo. CME Term SOFR + CSA + 1.26% (b) (e)	5.19%	01/15/32	84,192
	Whitebox CLO III Ltd.
2,000,000	Series 2021-3A, Class A1R, 3 Mo. CME Term SOFR + 1.27% (b) (e)	4.94%	10/15/35	2,003,062
	Total Asset-Backed Securities			148,284,861
	(Cost $147,890,810)
FOREIGN CORPORATE BONDS AND NOTES — 4.3%
	Apparel — 1.0%
12,500,000	Gildan Activewear, Inc. (e)	4.70%	10/07/30	12,376,814
12,000,000	Gildan Activewear, Inc. (e)	5.40%	10/07/35	11,754,164
				24,130,978
	Banks — 1.7%
2,000,000	Banco Santander S.A.	5.13%	11/06/35	1,955,990
3,182,000	Barclays PLC (j)	4.52%	02/24/32	3,116,699

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$3,500,000	Barclays PLC (j)	5.75%	08/09/33	$3,607,837
3,500,000	Cooperatieve Rabobank U.A. (e) (j)	5.71%	01/21/33	3,638,682
8,500,000	Credit Agricole S.A. (e) (j)	4.82%	09/25/33	8,339,614
5,000,000	ING Groep N.V. (j)	4.80%	03/23/32	4,979,835
3,500,000	Lloyds Banking Group PLC (j)	4.94%	11/04/36	3,379,847
2,710,000	UBS Group AG (e) (j)	4.19%	04/01/31	2,648,091
6,000,000	UBS Group AG (e) (j)	4.84%	11/06/33	5,913,436
2,500,000	UBS Group AG (e) (j)	5.58%	05/09/36	2,543,828
				40,123,859
	Building Materials — 0.3%
3,000,000	Cemex S.A.B. de C.V. (e)	5.45%	11/19/29	3,030,419
3,000,000	Cemex S.A.B. de C.V. (e)	3.88%	07/11/31	2,840,675
				5,871,094
	Entertainment — 0.3%
1,105,000	Flutter Treasury DAC (e)	6.38%	04/29/29	1,124,540
6,378,000	Flutter Treasury DAC (e)	5.88%	06/04/31	6,359,121
				7,483,661
	Healthcare-Services — 0.4%
3,800,000	Icon Investments Six DAC	5.85%	05/08/29	3,872,718
4,915,000	Icon Investments Six DAC	6.00%	05/08/34	5,024,993
				8,897,711
	Insurance — 0.1%
1,530,000	Aon Global Ltd.	4.75%	05/15/45	1,331,679
	Leisure Time — 0.1%
2,500,000	Royal Caribbean Cruises Ltd.	4.75%	05/15/33	2,425,697
	Packaging & Containers — 0.1%
3,500,000	CCL Industries, Inc. (e)	3.05%	06/01/30	3,283,098
	Software — 0.1%
2,670,000	Constellation Software, Inc. (e)	5.46%	02/16/34	2,616,639
	Transportation — 0.2%
5,500,000	Canadian Pacific Railway Co.	5.50%	03/15/56	5,272,823
	Total Foreign Corporate Bonds and Notes			101,437,239
	(Cost $102,463,013)
MUNICIPAL BONDS — 1.6%
	New Jersey — 0.3%
6,000,000	NJ Transprtn Trust Fund Auth, Ser AA	5.00%	06/15/50	6,233,408
	New York — 0.7%
4,000,000	City of NY, Ser G-1	5.25%	02/01/50	4,207,088
9,140,000	NY City Transitional Fin Auth, Ser A	5.50%	05/01/50	9,908,761
3,000,000	NY St Dorm Auth, Ser C	5.50%	03/15/53	3,231,245
				17,347,094

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas — 0.6%
$7,000,000	Dallas Fort Worth Intl Arpts, Ser A-1, AMT	5.25%	11/01/46	$7,373,503
6,700,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Childrens Hlth Sys of TX, Ser A	5.50%	08/15/49	7,265,795
				14,639,298
	Total Municipal Bonds			38,219,800
	(Cost $37,355,497)
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
4,000,000	Tennessee Valley Authority	5.25%	02/01/55	3,901,348
	(Cost $3,917,442)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.0%
	Capital Markets — 0.0%
20,000	First Trust AAA CMBS ETF (k)	406,442
	(Cost $407,187)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.3%
$10,000,000	U.S. Treasury Bill	(d)	05/12/26	9,989,094
5,000,000	U.S. Treasury Bill	(d)	05/19/26	4,991,036
5,000,000	U.S. Treasury Bill	(d)	05/26/26	4,987,569
5,000,000	U.S. Treasury Bill	(d)	06/04/26	4,983,041
5,000,000	U.S. Treasury Bill	(d)	06/09/26	4,980,554
	Total U.S. Treasury Bills			29,931,294
	(Cost $29,931,205)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
25,679,040	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (l)	25,679,040
	(Cost $25,679,040)
	Total Investments — 105.0%	2,489,090,663
	(Cost $2,493,969,180)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.2)%
	Pass-Through Securities — (1.8)%
	Federal National Mortgage Association
$(9,755,000)	Pool TBA (h)	3.00%	06/15/56	(8,536,192)
(4,964,000)	Pool TBA	4.50%	06/15/56	(4,771,301)
(15,179,000)	Pool TBA (h)	5.00%	06/15/56	(14,939,641)
(4,976,000)	Pool TBA	3.50%	07/15/56	(4,521,841)
(6,470,000)	Pool TBA	4.50%	07/15/56	(6,214,795)
	Government National Mortgage Association
(3,550,000)	Pool TBA (h)	3.00%	06/15/56	(3,159,845)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
				(42,143,615)
	Mortgage-Backed Securities — (0.4)%
	Federal National Mortgage Association
$(5,437,000)	TBA	3.00%	07/15/56	$(4,754,293)
	Government National Mortgage Association
(3,583,000)	TBA	3.00%	05/20/56	(3,191,597)
(1,800,000)	TBA	5.00%	05/20/56	(1,784,656)
				(9,730,546)
	Total Investments Sold Short — (2.2)%			(51,874,161)
	(Proceeds $52,313,273)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.0)%
(247)	3 Month SOFR Futures, expiring December 2027	$(59,530,087)	$97.50	12/10/27	(89,537)
(127)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(26,304,875)	105.00	05/22/26	(1,985)
(6)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(1,242,750)	104.75	08/21/26	(844)
(48)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(5,176,125)	109.00	05/22/26	(1,875)
(172)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(18,537,031)	109.50	08/21/26	(45,688)
(37)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(3,987,617)	110.00	08/21/26	(7,227)
(51)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(5,496,445)	111.00	08/21/26	(5,578)
(23)	U.S. 10-Year Treasury Note Futures, expiring June 2026	(2,543,656)	116.00	05/22/26	(0)
(24)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(2,649,000)	109.00	08/21/26	(51,750)
(58)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(6,401,750)	113.00	08/21/26	(22,656)
(39)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(4,304,625)	114.00	08/21/26	(9,750)
(32)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(3,532,000)	115.00	08/21/26	(5,500)
(65)	U.S. Treasury Long Bond Futures, expiring June 2026	(7,334,844)	120.00	05/22/26	(1,016)
(56)	U.S. Treasury Long Bond Futures, expiring June 2026	(6,319,250)	121.00	05/22/26	(875)
(314)	U.S. Treasury Long Bond Futures, expiring June 2026	(35,432,938)	122.00	05/22/26	(4,906)
(68)	U.S. Treasury Long Bond Futures, expiring June 2026	(7,673,375)	123.00	05/22/26	(0)
(17)	U.S. Treasury Long Bond Futures, expiring June 2026	(1,918,344)	128.00	05/22/26	(0)
(61)	U.S. Treasury Long Bond Futures, expiring September 2026	(6,854,875)	113.00	08/21/26	(135,344)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(68)	U.S. Treasury Long Bond Futures, expiring September 2026	$(7,641,500)	$116.00	08/21/26	$(74,375)
(124)	U.S. Treasury Long Bond Futures, expiring September 2026	(13,934,500)	118.00	08/21/26	(87,187)
(244)	U.S. Treasury Long Bond Futures, expiring September 2026	(27,419,500)	119.00	08/21/26	(137,250)
(102)	U.S. Treasury Long Bond Futures, expiring September 2026	(11,462,250)	120.00	08/21/26	(47,812)
(360)	U.S. Treasury Long Bond Futures, expiring September 2026	(40,455,000)	121.00	08/21/26	(140,625)
(6)	U.S. Treasury Long Bond Futures, expiring December 2026	(6,000)	120.00	11/20/26	(4,594)
(81)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(81,000)	117.00	05/22/26	(2,531)
(91)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(91,000)	122.00	05/22/26	(1,422)
(6)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(6,000)	124.00	05/22/26	(0)
(6)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(6,000)	125.00	05/22/26	(0)
	Total Call Options Written				(880,327)
	(Premiums received $1,991,754)
	Put Options Written — (0.2)%
(118)	3 Month SOFR Futures, expiring December 2027	(28,439,475)	95.50	12/10/27	(67,112)
(275)	3 Month SOFR Futures, expiring December 2027	(66,278,437)	96.00	12/10/27	(230,312)
(184)	3 Month SOFR Futures, expiring December 2027	(44,346,300)	96.38	12/10/27	(212,750)
(156)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(32,311,500)	103.25	05/22/26	(19,500)
(100)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(20,712,500)	103.50	05/22/26	(26,563)
(113)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(23,405,125)	103.75	05/22/26	(60,031)
(119)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(24,647,875)	103.88	05/22/26	(85,531)
(37)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(7,663,625)	104.00	05/22/26	(34,688)
(49)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(5,419,094)	107.00	05/22/26	(766)
(114)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(23,612,250)	103.00	08/21/26	(42,750)
(79)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(16,362,875)	103.25	08/21/26	(40,734)
(89)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(18,434,125)	103.50	08/21/26	(62,578)
(6)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(1,242,750)	103.75	08/21/26	(5,719)
(248)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(26,743,312)	108.75	05/22/26	(242,188)
(122)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(13,155,984)	109.00	05/22/26	(146,781)
(155)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(16,704,883)	107.00	08/21/26	(92,031)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(572)	U.S. 5-Year Treasury Note Futures, expiring September 2026	$(61,646,406)	$107.50	08/21/26	$(437,937)
(27)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(2,909,883)	108.00	08/21/26	(26,789)
(353)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(38,044,023)	108.50	08/21/26	(449,524)
(12)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(1,293,000)	106.50	11/20/26	(8,344)
(33)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(3,642,375)	109.00	08/21/26	(26,297)
(12)	U.S. Treasury Long Bond Futures, expiring June 2026	(1,354,125)	106.00	05/22/26	(563)
(125)	U.S. Treasury Long Bond Futures, expiring June 2026	(14,105,469)	109.00	05/22/26	(19,531)
(6)	U.S. Treasury Long Bond Futures, expiring June 2026	(677,063)	110.00	05/22/26	(1,594)
(361)	U.S. Treasury Long Bond Futures, expiring June 2026	(40,736,594)	112.00	05/22/26	(253,828)
(206)	U.S. Treasury Long Bond Futures, expiring June 2026	(23,245,813)	114.00	05/22/26	(344,406)
(6)	U.S. Treasury Long Bond Futures, expiring September 2026	(674,250)	106.00	08/21/26	(4,875)
(36)	U.S. Treasury Long Bond Futures, expiring September 2026	(4,045,500)	108.00	08/21/26	(41,625)
(222)	U.S. Treasury Long Bond Futures, expiring September 2026	(24,947,250)	109.00	08/21/26	(308,719)
(98)	U.S. Treasury Long Bond Futures, expiring September 2026	(11,012,750)	110.00	08/21/26	(163,844)
(228)	U.S. Treasury Long Bond Futures, expiring September 2026	(25,621,500)	111.00	08/21/26	(456,000)
(48)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,394,000)	112.00	08/21/26	(114,000)
(61)	U.S. Treasury Long Bond Futures, expiring September 2026	(61,000)	113.00	08/21/26	(173,469)
(217)	U.S. Treasury Long Bond Futures, expiring September 2026	(217,000)	116.00	08/21/26	(1,017,187)
(6)	U.S. Treasury Long Bond Futures, expiring December 2026	(6,000)	105.00	11/20/26	(6,375)
(51)	U.S. Treasury Long Bond Futures, expiring December 2026	(51,000)	110.00	11/20/26	(121,125)
(30)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(30,000)	111.00	05/22/26	(8,906)
(8)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(8,000)	112.00	05/22/26	(2,750)
(26)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(26,000)	113.00	05/22/26	(13,813)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(49)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	$(49,000)	$115.00	05/22/26	$(59,719)
(7)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(7,000)	116.00	05/22/26	(12,031)
	Total Put Options Written				(5,443,285)
	(Premiums received $4,859,282)
	Total Written Options				(6,323,612)
	(Premiums received $6,851,036)
	Net Other Assets and Liabilities — (2.6)%				(60,908,772)
	Net Assets — 100.0%				$2,369,984,118
Futures Contracts at April 30, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	1,873	Jun-2026	$387,945,125	$(2,698,433)
U.S. 5-Year Treasury Notes	1,169	Jun-2026	126,060,212	(1,280,639)
U.S. 10-Year Treasury Notes	480	Jun-2026	53,085,000	(658,493)
U.S. Treasury Long-Term Bond Futures	596	Jun-2026	67,254,875	(859,985)
			$634,345,212	$(5,497,550)

Futures Contracts Short
Ultra 10-Year U.S. Treasury Notes	1,770	Jun-2026	$(199,761,094)	$3,967,880
Ultra U.S. Treasury Bond Futures	105	Jun-2026	(12,078,281)	126,469
			$(211,839,375)	$4,094,349
		Total	$422,505,837	$(1,403,201)

(a)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(b)	Floating or variable rate security.
(c)	Inverse floating rate security.
(d)	Zero coupon security.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $805,420,229 or 34.0% of net assets.

(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement.
(i)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date.
(j)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(k)	Investment in an affiliated fund.
(l)	Rate shown reflects yield as of April 30, 2026.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AMT	– Alternative Minimum Tax
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$764,781,575	$—	$764,781,575	$—
Mortgage-Backed Securities	476,801,023	—	476,801,023	—
Corporate Bonds and Notes*	462,919,676	—	462,919,676	—
U.S. Government Bonds and Notes	436,728,365	—	436,728,365	—
Asset-Backed Securities	148,284,861	—	148,284,861	—
Foreign Corporate Bonds and Notes*	101,437,239	—	101,437,239	—
Municipal Bonds**	38,219,800	—	38,219,800	—
U.S. Government Agency Securities	3,901,348	—	3,901,348	—
Exchange-Traded Funds*	406,442	406,442	—	—
U.S. Treasury Bills	29,931,294	—	29,931,294	—
Money Market Funds	25,679,040	25,679,040	—	—
Total Investments	2,489,090,663	26,085,482	2,463,005,181	—
Futures Contracts	4,094,349	4,094,349	—	—
Total	$2,493,185,012	$30,179,831	$2,463,005,181	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(51,874,161)	$—	$(51,874,161)	$—
Written Options	(6,323,612)	(6,323,612)	—	—
Futures Contracts	(5,497,550)	(5,497,550)	—	—
Total	$(63,695,323)	$(11,821,162)	$(51,874,161)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for state breakout.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at April 30, 2026, and for the fiscal year-to-date period (August 1, 2025 to April 30, 2026) are as follows:

Security Name	Shares at 4/30/2026	Value at 7/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$406,700	$—	$—	$(258)	$—	$406,442	$16,060

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 88.6%
	Commercial Mortgage-Backed Securities — 88.6%
	2023-MIC Trust (The)
$530,000	Series 2023-MIC, Class A (a) (b)	8.73%	12/05/38	$564,811
	Arbor Multifamily Mortgage Securities Trust
390,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	363,693
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	139,768
390,000	Series 2021-MF2, Class A4 (a)	2.25%	06/15/54	349,306
3,791,000	Series 2021-MF3, Class XB, IO (a) (b)	0.60%	10/15/54	93,490
	BANK
2,854,636	Series 2018-BN10, Class XA, IO (b)	0.83%	02/15/61	27,210
248,766	Series 2018-BN13, Class A4	3.95%	08/15/61	246,145
7,452,962	Series 2019-BN19, Class XA, IO (b)	1.07%	08/15/61	186,797
2,995,550	Series 2019-BN21, Class XA, IO (b)	0.93%	10/17/52	68,554
4,091,089	Series 2019-BN23, Class XA, IO (b)	0.80%	12/15/52	83,064
542,000	Series 2020-BN25, Class A5	2.65%	01/15/63	502,690
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	300,488
2,383,519	Series 2020-BN26, Class XA, IO (b)	1.31%	03/15/63	79,201
500,170	Series 2020-BN29, Class A4	2.00%	11/15/53	442,008
414,000	Series 2020-BN30, Class A4	1.93%	12/15/53	366,200
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.97%	02/15/54	266,535
318,750	Series 2021-BN33, Class A5	2.56%	05/15/64	287,891
8,568,111	Series 2023-BNK46, Class XA, IO (b)	0.75%	08/15/56	271,556
5,164,405	Series 2025-BNK49, Class XA, IO (b)	0.83%	03/15/58	235,491
	BBCMS Mortgage Trust
400,000	Series 2017-C1, Class A4	3.67%	02/15/50	397,234
543,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.57%	03/15/37	514,014
550,000	Series 2020-C8, Class A5	2.04%	10/15/53	492,174
300,000	Series 2022-C16, Class A5	4.60%	06/15/55	293,257
300,000	Series 2022-C18, Class A5	5.71%	12/15/55	312,382
5,789,044	Series 2025-C35, Class XA, IO (b)	0.86%	07/15/58	284,221
	Benchmark Mortgage Trust
329,000	Series 2020-B18, Class A5	1.93%	07/15/53	292,303
500,000	Series 2021-B25, Class A4	2.27%	04/15/54	456,969
425,000	Series 2023-B40, Class ASB	6.25%	12/15/56	454,500
2,442,291	Series 2024-V6, Class XA, IO (b)	1.58%	03/15/57	80,667
	BMO Mortgage Trust
260,000	Series 2023-C5, Class ASB	5.99%	06/15/56	271,265
235,000	Series 2023-C6, Class ASB	6.21%	09/15/56	248,775
250,000	Series 2023-C7, Class A5	6.16%	12/15/56	264,941
300,000	Series 2024-C9, Class ASB	5.77%	07/15/57	313,483
250,000	Series 2025-C11, Class ASB	5.68%	02/15/58	261,741
350,000	Series 2025-C12, Class ASB	5.76%	06/15/58	366,347
3,668,825	Series 2025-C13, Class XA, IO (b)	1.22%	10/15/58	277,691
	BPR Mortgage Trust
250,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	257,376
	BPR Trust
67,321	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (c)	5.52%	06/15/38	67,300
	BSTN Commercial Mortgage Trust
551,000	Series 2025-1C, Class A (a) (b)	5.55%	06/15/44	562,242

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BWAY Trust
$415,000	Series 2025-1535, Class A (a) (b)	6.52%	05/05/42	$420,082
131,000	Series 2025-1535, Class B (a) (b)	7.71%	05/05/42	136,223
	BX Commercial Mortgage Trust
489,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	454,753
	BX Trust
600,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (a) (c)	5.20%	12/15/42	601,496
260,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (c)	5.26%	07/15/42	260,547
255,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (c)	5.35%	12/15/44	255,284
	Cali Mortgage Trust
134,000	Series 2024-SUN, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (c)	5.55%	07/15/41	134,382
	Cantor Commercial Real Estate Lending
359,550	Series 2019-CF1, Class A2	3.62%	05/15/52	355,236
	CENT
550,000	Series 2025-CITY, Class A (a) (b)	5.09%	07/10/40	553,032
	CFCRE Commercial Mortgage Trust
7,284,270	Series 2017-C8, Class XA, IO (b)	1.60%	06/15/50	56,189
	CHI Commercial Mortgage Trust
520,000	Series 2025-SFT, Class A (a) (b)	5.66%	04/15/42	527,859
	Citigroup Commercial Mortgage Trust
351,878	Series 2019-GC43, Class AAB	2.96%	11/10/52	342,516
500,000	Series 2020-420K, Class A (a)	2.46%	11/10/42	448,823
	Credit Suisse Mortgage Trust
650,000	Series 2019-UVIL, Class A (a)	3.16%	12/15/41	611,284
	Deutsche Bank Commercial Mortgage Trust
300,000	Series 2020-C9, Class A5	1.93%	08/15/53	268,839
	GGP Trust
500,000	Series 2026-2PAK, Class A (b) (d)	6.03%	04/10/43	498,736
	GS Mortgage Securities Trust
304,877	Series 2017-GS6, Class A2	3.16%	05/10/50	301,988
8,421,797	Series 2019-GC39, Class XA, IO (b)	1.22%	05/10/52	230,094
300,000	Series 2024-FAIR, Class A (a) (b)	6.07%	07/15/29	305,597
	Hawaii Hotel Trust
257,500	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.05%	03/15/42	257,970
	Hilton USA Trust
300,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	298,795
300,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (c)	5.40%	07/15/42	300,945
	Houston Galleria Mall Trust
280,000	Series 2025-HGLR, Class A (a) (b)	5.64%	02/05/45	286,876
	ILPT Trust
325,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	318,511
	INT Commercial Mortgage Trust
500,000	Series 2025-PLAZA, Class A (a) (b)	5.04%	11/05/37	500,002

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	IRV Trust
$100,000	Series 2025-200P, Class A (a) (b)	5.47%	03/14/47	$101,122
	JP Morgan Chase Commercial Mortgage Securities Trust
7,263,253	Series 2019-COR5, Class XA, IO (b)	1.58%	06/13/52	234,939
500,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (a) (c)	5.30%	01/15/41	501,001
	JW Trust
260,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (c)	5.25%	11/15/39	260,808
	KRE Commercial Mortgage Trust
300,000	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (c)	5.50%	05/15/43	301,330
	Manhattan West Mortgage Trust
287,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	277,191
	Morgan Stanley Capital I Trust
245,835	Series 2018-L1, Class A3	4.14%	10/15/51	244,605
310,015	Series 2019-L2, Class A3	3.81%	03/15/52	303,861
12,200,170	Series 2019-L2, Class XA, IO (b)	1.16%	03/15/52	281,341
	MSWF Commercial Mortgage Trust
5,341,758	Series 2023-1, Class XA, IO (b)	1.09%	05/15/56	250,127
	NRTH Commercial Mortgage Trust
275,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.05%	10/15/40	275,212
	NY Commercial Mortgage Trust
500,000	Series 2025-299P, Class A (a) (b)	5.85%	02/10/47	519,413
	NYO Commercial Mortgage Trust
375,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	4.86%	11/15/38	374,874
	SFO Commercial Mortgage Trust
319,200	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	4.92%	05/15/38	319,255
	SHOPS Commercial Mortgage Trust
300,000	Series 2026-CSTL, Class A (a) (b) (d)	4.97%	05/15/39	298,812
	SKY Trust
452,583	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.24%	04/15/42	454,610
	SLG Office Trust
323,000	Series 2021-OVA, Class A (a)	2.59%	07/15/41	288,501
	SWCH Commercial Mortgage Trust
555,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (c)	5.10%	02/15/42	550,940
	TEXAS Commercial Mortgage Trust
500,000	Series 2025-TWR, Class A, 1 Mo. CME Term SOFR + 1.29% (a) (c)	4.95%	04/15/42	499,039
	VRTX Trust
500,000	Series 2025-HQ, Class A (a) (b)	5.09%	08/05/42	494,985
	Wells Fargo Commercial Mortgage Trust
375,000	Series 2018-C47, Class A4	4.44%	09/15/61	374,401
76,100	Series 2018-C47, Class AS	4.67%	09/15/61	75,465
4,044,275	Series 2021-C59, Class XA, IO (b)	1.61%	04/15/54	213,799
3,897,425	Series 2021-C60, Class XA, IO (b)	1.61%	08/15/54	218,999

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust (Continued)
$380,000	Series 2022-C62, Class A4	4.00%	04/15/55	$362,313
350,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (c)	5.00%	08/15/42	350,185
	WHARF Commercial Mortgage Trust
325,000	Series 2025-DC, Class A (a) (b)	5.53%	07/15/40	331,018
	Total Mortgage-Backed Securities			28,827,985
	(Cost $28,634,135)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.2%
	Commercial Mortgage-Backed Securities — 5.3%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
160,000	Series 2020-RR05, Class X, IO	2.01%	01/27/29	7,351
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	68,031
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
8,649,748	Series 2020-K104, Class X1, IO (b)	1.23%	01/25/30	305,063
1,599,344	Series 2020-K122, Class X1, IO (b)	0.95%	11/25/30	52,565
1,185,472	Series 2025-K546, Class X1, IO (b)	1.06%	05/25/30	37,966
	Government National Mortgage Association
3,509,782	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	239,277
4,895,992	Series 2024-47, Class AI, IO	0.75%	06/16/64	256,375
3,530,475	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	248,441
3,244,675	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	243,439
4,103,855	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	247,960
				1,706,468
	Pass-Through Securities — 0.9%
	Federal National Mortgage Association
300,000	Pool BZ0874	4.76%	06/01/29	304,019
	Total U.S. Government Agency Mortgage-Backed Securities			2,010,487
	(Cost $2,018,190)
U.S. TREASURY BILLS — 1.5%
500,000	U.S. Treasury Bill	(f)	05/12/26	499,455
	(Cost $499,452)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
650,124	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (g)	650,124
	(Cost $650,124)

	Total Investments — 98.3%	31,988,051
	(Cost $31,801,901)
	Net Other Assets and Liabilities — 1.7%	541,303
	Net Assets — 100.0%	$32,529,354

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Futures Contracts at April 30, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	38	Jun-2026	$7,870,750	$(44,762)
U.S. 5-Year Treasury Notes	2	Jun-2026	215,672	(46)
U.S. 10-Year Treasury Notes	18	Jun-2026	1,990,687	(42,281)
Ultra 10 Year U.S. Treasury Notes	13	Jun-2026	1,467,172	(13,270)
		Total	$11,544,281	$(100,359)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $15,782,757 or 48.5% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Zero coupon security.
(g)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$28,827,985	$—	$28,827,985	$—
U.S. Government Agency Mortgage-Backed Securities	2,010,487	—	2,010,487	—
U.S. Treasury Bills	499,455	—	499,455	—
Money Market Funds	650,124	650,124	—	—
Total Investments	$31,988,051	$650,124	$31,337,927	$—

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(100,359)	$(100,359)	$—	$—

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 54.5%
	Collateralized Mortgage Obligations — 44.2%
	Ajax Mortgage Loan Trust
$913,000	Series 2021-E, Class A2 (a)	2.69%	12/25/60	$699,200
	BRAVO Residential Funding Trust
380,000	Series 2024-NQM5, Class B1 (a)	7.38%	06/25/64	386,416
255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	259,177
	CIM Trust
1,200,000	Series 2019-R5, Class B2 (a) (b)	5.00%	09/25/59	1,159,179
2,752,185	Series 2025-NR1, Class A1, steps up to 8.00% on 03/01/2028 (a) (c)	5.00%	06/25/64	2,734,716
	Citigroup Mortgage Loan Trust
3,963,100	Series 2020-EXP1, Class M1 (a) (b)	4.47%	05/25/60	3,635,513
	COLT Mortgage Loan Trust
340,000	Series 2021-HX1, Class B3A (a) (b)	4.12%	10/25/66	255,048
1,485,000	Series 2021-5, Class B2 (a) (b)	4.19%	11/26/66	1,249,320
	Connecticut Avenue Securities Trust
475,000	Series 2021-R02, Class 2B2, 30 Day Average SOFR + 6.20% (a) (d)	9.85%	11/25/41	487,097
480,000	Series 2021-R03, Class 1B2, 30 Day Average SOFR + 5.50% (a) (d)	9.15%	12/25/41	491,883
769,000	Series 2022-R03, Class 1B2, 30 Day Average SOFR + 9.85% (a) (d)	13.50%	03/25/42	824,038
445,000	Series 2022-R06, Class 1B2, 30 Day Average SOFR + 10.60% (a) (d)	14.25%	05/25/42	485,943
1,500,000	Series 2023-R06, Class 1B2, 30 Day Average SOFR + 5.90% (a) (d)	9.55%	07/25/43	1,622,911
743,584	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (d)	4.65%	02/25/45	745,048
1,010,438	Series 2025-R03, Class 2A1, 30 Day Average SOFR + 1.45% (a) (d)	5.10%	03/25/45	1,016,373
	Credit Suisse Mortgage Trust
663,000	Series 2021-NQM6, Class B1 (a)	3.29%	07/25/66	483,836
2,300,000	Series 2021-NQM7, Class B2 (a) (b)	4.37%	10/25/66	1,952,078
2,792,899	Series 2021-NQM8, Class B1 (a)	4.21%	10/25/66	2,260,032
	Cross Mortgage Trust
450,000	Series 2025-H6, Class B1B (a)	7.55%	07/25/70	448,075
	Deephaven Residential Mortgage Trust
626,000	Series 2021-1, Class B1 (a)	3.10%	05/25/65	577,017
1,535,000	Series 2021-1, Class B2 (a)	3.96%	05/25/65	1,395,096
700,000	Series 2021-2, Class M1 (a)	2.22%	04/25/66	543,254
500,000	Series 2022-1, Class B1 (a)	4.26%	01/25/67	418,629
	Easy Street Mortgage Loan Trust
1,950,000	Series 2025-RTL2, Class A1, steps up to 7.50% on 12/25/2027 (a) (c)	5.61%	10/25/40	1,953,745
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	279,005
258,000	Series 2024-INV1, Class B2 (a) (b)	7.39%	03/25/69	256,585
3,000,000	Series 2025-INV1, Class B2 (a) (b)	7.30%	03/25/70	2,970,641
960,969	Series 2025-NQM6, Class A3, steps up to 6.40% on 12/01/2029 (a) (c)	5.40%	12/25/70	956,318
1,673,000	Series 2025-RTL1, Class M1 (a)	6.39%	11/25/40	1,672,040
860,000	Series 2025-RTL1, Class M2 (a)	8.33%	11/25/40	864,030

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	FARM Mortgage Trust
$313,026	Series 2021-1, Class B (a) (b)	3.22%	07/25/51	$250,582
508,547	Series 2024-1, Class B (a) (b)	5.08%	10/01/53	447,817
1,084,905	Series 2025-2, Class B (a) (b)	5.70%	09/25/55	948,805
	Fidelis Mortgage Trust
1,750,000	Series 2025-RTL1, Class A2 (a)	6.22%	02/27/40	1,757,388
1,260,000	Series 2025-RTL2, Class A1, steps up to 6.57% on 02/25/2028 (a) (c)	5.57%	07/25/40	1,264,370
2,250,000	Series 2025-RTL2, Class A2, steps up to 7.06% on 02/25/2028 (a) (c)	6.06%	07/25/40	2,256,433
	Flagstar Mortgage Trust
1,630,483	Series 2020-2, Class B3 (a) (b)	3.65%	08/25/50	1,434,737
	Galton Funding Mortgage Trust
118,855	Series 2018-2, Class B2 (a)	4.53%	10/25/58	115,246
	GCAT Trust
911,731	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (a) (d)	5.15%	12/25/55	916,539
	GS Mortgage-Backed Securities Trust
1,795,000	Series 2020-NQM1, Class B1 (a)	5.14%	09/27/60	1,732,439
1,500,000	Series 2022-LTV1, Class A14 (a)	3.00%	06/25/52	1,083,539
1,002,202	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (a) (d)	5.00%	05/25/56	1,003,708
	Homeward Opportunities Fund Trust
1,000,000	Series 2024-RRTL2, Class M1 (a)	8.16%	09/25/39	1,002,411
654,000	Series 2024-RRTL2, Class M2 (a) (b)	9.08%	09/25/39	655,465
	JP Morgan Mortgage Trust
286,516	Series 2020-INV1, Class A15 (a)	3.50%	08/25/50	257,546
267,727	Series 2020-INV1, Class B4 (a) (b)	4.17%	08/25/50	240,829
82,378	Series 2020-INV1, Class B5 (a) (b)	4.17%	08/25/50	72,758
297,274	Series 2020-INV1, Class B6Z (a) (e)	7.03%	08/25/50	272,492
1,515,386	Series 2021-12, Class B5 (a) (b)	3.16%	02/25/52	1,228,676
658,960	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (d)	4.75%	07/25/56	655,123
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (c)	8.90%	03/25/29	446,175
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (c)	11.58%	03/25/29	256,069
275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (c)	10.73%	05/25/29	278,740
3,500,000	Series 2024-RTL5, Class M2 (a)	8.18%	09/25/39	3,515,223
	MFA Trust
1,170,000	Series 2024-RTL3, Class A1, steps up to 6.91% on 04/25/2027 (a) (c)	5.91%	11/25/39	1,175,092
1,000,000	Series 2024-RTL3, Class A2, steps up to 7.53% on 04/25/2027 (a) (c)	6.54%	11/25/39	1,006,567
	Mill City Mortgage Loan Trust
1,025,000	Series 2019-GS2, Class B2 (a) (b)	3.25%	08/25/59	781,125

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Morgan Stanley Residential Mortgage Loan Trust
$290,000	Series 2025-SPL1, Class B1, steps up to 5.25% on 09/01/2029 (a) (c)	4.25%	02/25/65	$259,207
380,000	Series 2025-SPL1, Class M1, steps up to 5.25% on 09/01/2029 (a) (c)	4.25%	02/25/65	356,096
	New Residential Mortgage Loan Trust
407,981	Series 2014-3A, Class B4 (a) (b)	5.32%	11/25/54	402,124
1,080,000	Series 2019-NQM4, Class B2 (a) (e)	5.04%	09/25/59	1,015,388
930,000	Series 2021-NQ1R, Class B2 (a)	4.33%	07/25/55	829,680
3,545,000	Series 2023-NQM1, Class B2 (a) (b)	7.47%	10/25/63	3,561,818
785,000	Series 2024-NQM1, Class B2 (a) (b)	7.91%	03/25/64	793,477
440,000	Series 2024-NQM3, Class B2 (a) (b)	7.15%	11/25/64	431,575
	NLT Trust
334,000	Series 2021-INV2, Class B1 (a)	3.32%	08/25/56	259,089
	OBX Trust
620,000	Series 2022-NQM2, Class A1B (a) (c)	4.38%	01/25/62	577,430
	PMT Loan Trust
954,090	Series 2026-J1, Class A25, 30 Day Average SOFR + 1.15% (a) (d)	4.80%	01/25/57	949,124
1,250,000	Series 2026-CNF4, Class A23, 30 Day Average SOFR + 1.35% (a) (d)	4.99%	05/25/57	1,253,013
1,363,068	Series 2026-INV1, Class A36, 30 Day Average SOFR + 1.30% (a) (d)	4.95%	01/25/57	1,364,614
1,973,451	Series 2026-INV3, Class A36, 30 Day Average SOFR + 1.35% (a) (d)	5.00%	02/25/57	1,974,912
	PRET LLC
375,000	Series 2025-NPL11, Class A2, steps up to 11.02% on 09/25/2029 (a) (c)	7.02%	10/25/55	375,676
665,576	Series 2025-NPL6, Class A1, steps up to 8.74% on 06/25/2028 (a) (c)	5.74%	06/25/55	666,920
300,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/2029 (a) (c)	8.72%	06/25/55	300,982
268,330	Series 2025-NPL7, Class A1, steps up to 8.65% on 07/25/2028 (a) (c)	5.66%	07/25/55	269,036
500,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/2029 (a) (c)	7.51%	08/25/55	501,497
1,100,000	Series 2026-NPL1, Class A2, steps up to 10.53% on 12/25/2029 (a) (c)	6.54%	01/25/56	1,088,938
1,045,412	Series 2026-NPL2, Class A1, steps up to 8.15% on 01/25/2029 (a) (c)	5.15%	02/25/56	1,038,666
2,500,000	Series 2026-NPL4, Class A1, steps up to 8.51% on 03/25/2029 (a) (c)	5.51%	04/25/56	2,494,260
2,000,000	Series 2026-NPL4, Class A2, steps up to 10.14% on 03/25/2030 (a) (c)	7.14%	04/25/56	1,990,643
1,000,000	Series 2026-NPL5, Class A1, steps up to 8.66% on 04/25/2029 (a) (c)	5.71%	04/25/56	1,002,490
2,000,000	Series 2026-NPL5, Class A2, steps up to 11.38% on 04/25/2030 (a) (c)	7.05%	04/25/56	2,004,980
	PRKCM Trust
1,000,000	Series 2022-AFC1, Class M1 (a) (b)	4.16%	04/25/57	937,322
371,000	Series 2023-AFC1, Class M1 (a) (b)	7.35%	02/25/58	370,567

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM
$1,500,000	Series 2024-NQM3, Class B1 (a) (b)	7.34%	08/25/69	$1,514,860
947,334	Series 2025-3, Class A1, steps up to 9.25% on 05/01/2028 (a) (c)	6.26%	05/25/30	945,033
	PRPM LLC
1,426,000	Series 2023-RCF2, Class A3, steps up to 5.00% on 11/25/2027 (a) (c)	4.00%	11/25/53	1,400,318
400,000	Series 2024-8, Class A2, steps up to 11.83% on 12/25/2027 (a) (c)	8.84%	12/25/29	401,256
2,066,000	Series 2024-RCF1, Class A3, steps up to 5.00% on 01/25/2028 (a) (c)	4.00%	01/25/54	2,022,752
1,550,000	Series 2024-RCF4, Class A2, steps up to 5.00% on 07/25/2028 (a) (c)	4.00%	07/25/54	1,510,484
1,350,000	Series 2024-RCF4, Class M1, steps up to 5.00% on 07/25/2028 (a) (c)	4.00%	07/25/54	1,302,310
1,000,000	Series 2024-RCF5, Class A2, steps up to 5.00% on 08/25/2028 (a) (c)	4.00%	08/25/54	973,549
325,000	Series 2024-RPL4, Class M2, steps up to 5.00% on 12/25/2028 (a) (c)	4.00%	12/25/54	298,129
211,956	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (a) (c)	6.47%	05/25/30	211,418
2,000,000	Series 2025-5, Class A2, steps up to 11.56% on 07/01/2028 (a) (c)	8.57%	07/25/30	1,996,985
1,000,000	Series 2025-6, Class M1 (a)	10.56%	08/25/28	998,711
451,095	Series 2025-7, Class A1, steps up to 8.50% on 08/01/2028 (a) (c)	5.50%	08/25/30	451,224
500,000	Series 2025-8, Class A2, steps up to 10.19% on 10/01/2028 (a) (c)	7.20%	10/25/30	498,489
290,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/2029 (a) (c)	4.50%	08/25/55	269,755
1,000,000	Series 2025-RCF5, Class A3, steps up to 6.46% on 10/01/2029 (a) (c)	5.46%	10/25/55	1,001,795
600,000	Series 2025-RCF6, Class M1, steps up to 6.50% on 12/01/2029 (a) (c)	5.50%	12/25/55	592,163
350,000	Series 2025-RPL3, Class M1, steps up to 4.25% on 04/01/2028 (a) (c)	3.25%	04/25/55	333,419
2,049,000	Series 2026-RCF2, Class M1 (a)	5.50%	03/25/56	2,027,866
1,950,000	Series 2026-RCF2, Class M2 (a)	5.50%	03/25/56	1,858,227
	PRPM Trust
2,150,000	Series 2023-NQM3, Class B2 (a) (b)	7.34%	11/25/68	2,164,042
990,000	Series 2026-RCF1, Class M2, steps up to 6.50% on 01/01/2030 (a) (c)	5.50%	01/25/56	942,941
	Rate Mortgage Trust
927,261	Series 2025-J3, Class A27, 30 Day Average SOFR + 1.55% (a) (d)	5.20%	11/25/55	933,557
	RCO IX Mortgage LLC
574,200	Series 2025-4, Class A1, steps up to 8.30% on 10/25/2028 (a) (c)	5.31%	10/25/30	574,519
4,150,000	Series 2025-4, Class A2, steps up to 10.90% on 10/25/2028 (a) (c)	6.90%	10/25/30	4,131,913
	Redwood Funding Trust
465,813	Series 2025-2, Class A (a) (c)	7.11%	10/25/55	472,012
1,029,167	Series 2025-3, Class A (a)	6.23%	12/27/56	1,038,395
3,505,000	Series 2025-3, Class B (a)	7.75%	12/27/56	3,541,768
2,701,082	Series 2026-1, Class A, steps up to 9.00% on 02/27/2028 (a) (c)	5.93%	09/27/56	2,704,450

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Redwood Funding Trust (Continued)
$2,500,000	Series 2026-2, Class A (a) (f)	6.26%	11/27/56	$2,499,996
1,785,000	Series 2026-2, Class B (a) (f)	8.00%	11/27/56	1,784,968
	Residential Mortgage Loan Trust
3,340,000	Series 2021-1R, Class B2 (a)	4.47%	01/25/65	3,090,006
	Saluda Grade Alternative Mortgage Trust
325,000	Series 2024-INV1, Class B1 (a) (b)	7.10%	08/25/59	325,118
255,000	Series 2024-RTL4, Class A2, steps up to 8.50% on 07/01/2026 (a) (c)	7.50%	02/25/30	253,924
	Saluds Grade Alternative Mortgage Trust
500,000	Series 2025-RRTL1, Class M2 (a)	8.42%	10/25/40	492,194
	Sequoia Mortgage Trust
1,668,838	Series 2026-HYB1, Class A1B (a)	4.67%	04/25/56	1,633,856
	SG Residential Mortgage Trust
521,000	Series 2019-3, Class B2 (a)	5.66%	09/25/59	507,600
924,443	Series 2022-1, Class A1 (a)	3.17%	03/27/62	875,353
	Starwood Mortgage Residential Trust
895,000	Series 2020-3, Class B2 (a) (b)	4.75%	04/25/65	797,417
	Toorak Mortgage Trust
750,000	Series 2024-2, Class A2, steps up to 10.15% on 04/25/2027 (a) (c)	8.65%	10/25/31	756,119
195,588	Series 2024-RRTL1, Class A1, steps up to 7.59% on 08/25/2026 (a) (c)	6.60%	02/25/39	195,914
	Towd Point Mortgage Trust
1,250,000	Series 2017-4, Class B4 (a)	3.63%	06/25/57	978,806
	VCAT LLC
2,767,415	Series 2026-NPL2, Class A1, steps up to 8.06% on 02/25/2029 (a) (c)	5.06%	02/25/56	2,760,253
	Verus Securitization Trust
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	315,428
1,000,000	Series 2021-4, Class B2 (a)	3.81%	07/25/66	727,660
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	282,204
550,000	Series 2021-6, Class B2 (a)	4.53%	10/25/66	447,180
1,500,000	Series 2021-8, Class B2 (a)	4.33%	11/25/66	1,193,346
735,000	Series 2022-1, Class B1 (a)	4.01%	01/25/67	583,518
3,305,000	Series 2022-1, Class B2 (a) (b)	3.97%	01/25/67	2,508,020
3,952,026	Series 2022-3, Class A3 (a)	4.13%	02/25/67	3,749,492
265,000	Series 2024-2, Class B1 (a)	7.86%	02/25/69	268,853
4,000,000	Series 2024-2, Class B2 (a) (b)	8.67%	02/25/69	4,051,462
385,000	Series 2024-3, Class B1 (a)	8.03%	04/25/69	392,347
125,000	Series 2024-5, Class B1 (a)	7.79%	06/25/69	127,454
248,000	Series 2024-6, Class B1 (a) (b)	7.22%	07/25/69	251,467
1,500,000	Series 2024-7, Class B2 (a) (b)	7.80%	09/25/69	1,514,207
510,000	Series 2024-INV2, Class B2 (a) (b)	7.91%	08/26/69	510,494
315,000	Series 2025-1, Class B1 (a)	7.01%	01/25/70	318,502
150,000	Series 2025-INV1, Class B1 (a)	6.95%	02/25/70	152,040
	Visio Trust
330,000	Series 2023-2, Class M1 (a) (b)	7.71%	10/25/58	331,058

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust
$852,929	Series 2020-1, Class B2 (a) (b)	3.36%	12/25/49	$757,971
				157,754,228
	Commercial Mortgage-Backed Securities — 10.3%
	BANK
2,054,559	Series 2019-BN16, Class XA, IO (b)	1.09%	02/15/52	40,039
2,718,444	Series 2019-BN21, Class XA, IO (b)	0.93%	10/17/52	62,212
1,046,542	Series 2019-BN22, Class XA, IO (b)	0.69%	11/15/62	18,788
478,000	Series 2020-BN25, Class A5	2.65%	01/15/63	443,332
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.97%	02/15/54	266,535
9,999,286	Series 2023-BNK46, Class XA, IO (b)	0.75%	08/15/56	316,915
	BBCMS Mortgage Trust
3,368,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (d)	4.57%	03/15/37	3,188,213
3,290,853	Series 2020-C6, Class XA, IO (b)	1.13%	02/15/53	100,815
1,233,290	Series 2020-C7, Class XA, IO (b)	1.70%	04/15/53	48,799
4,998,735	Series 2024-5C25, Class XA, IO (b)	1.43%	03/15/57	147,737
	Benchmark Mortgage Trust
4,926,211	Series 2019-B13, Class XA, IO (b)	1.21%	08/15/57	141,883
1,264,587	Series 2020-B20, Class XA, IO (b)	1.62%	10/15/53	56,761
4,150,791	Series 2021-B29, Class XA, IO (b)	1.10%	09/15/54	135,438
4,435,998	Series 2024-V6, Class XA, IO (b)	1.58%	03/15/57	146,517
	BMO Mortgage Trust
9,496,959	Series 2025-C13, Class XA, IO (b)	1.22%	10/15/58	718,819
	BWAY Trust
415,000	Series 2025-1535, Class A (a) (b)	6.52%	05/05/42	420,082
1,000,000	Series 2025-1535, Class B (a) (b)	7.71%	05/05/42	1,039,868
	BX Commercial Mortgage Trust
1,382,973	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (d)	4.70%	04/15/34	1,376,670
	BX Trust
2,500,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (d)	5.35%	12/15/44	2,502,786
2,000,000	Series 2025-DELC, Class D, 1 Mo. CME Term SOFR + 2.60% (a) (d)	6.25%	12/15/42	2,007,510
600,000	Series 2025-DELC, Class E, 1 Mo. CME Term SOFR + 3.05% (a) (d)	6.70%	12/15/42	603,214
	CALI
300,000	Series 2024-SUN, Class D, 1 Mo. CME Term SOFR + 3.63% (a) (d)	7.29%	07/15/41	301,845
	CFCRE Commercial Mortgage Trust
7,284,270	Series 2017-C8, Class XA, IO (b)	1.60%	06/15/50	56,189
	COMM Mortgage Trust
600,000	Series 2024-CBM, Class G (a) (b)	8.19%	12/10/41	545,298
	GGP Trust
3,500,000	Series 2026-2PAK, Class A (b) (g)	6.03%	04/10/43	3,491,155
	Great Wolf Trust
2,000,000	Series 2024-WOLF, Class A, 1 Mo. CME Term SOFR + 1.54% (a) (d)	5.20%	03/15/39	2,005,122

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GS Mortgage Securities Trust
$922,179	Series 2020-GC45, Class XA, IO (b)	0.73%	02/13/53	$16,982
1,642,493	Series 2020-GC47, Class XA, IO (b)	1.24%	05/12/53	58,758
1,830,000	Series 2024-FAIR, Class E (a) (b)	9.45%	07/15/29	1,822,553
	JP Morgan Chase Commercial Mortgage Securities Trust
4,026,514	Series 2019-COR5, Class XA, IO (b)	1.58%	06/13/52	130,242
	KRE Commercial Mortgage Trust
2,109,750	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (d)	5.50%	05/15/43	2,119,102
1,000,000	Series 2026-ICNA, Class D, 1 Mo. CME Term SOFR + 4.00% (a) (d)	7.65%	05/15/43	1,006,373
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	301,084
1,715,000	Series 2024-TWA, Class F (a)	10.38%	06/12/39	1,733,264
	Morgan Stanley Capital I Trust
11,192,816	Series 2019-L2, Class XA, IO (b)	1.16%	03/15/52	258,111
5,609,722	Series 2019-L3, Class XA, IO (b)	0.72%	11/15/52	101,952
	NRTH Commercial Mortgage Trust
400,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (d)	5.05%	10/15/40	400,308
	NYO Commercial Mortgage Trust
320,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.54% (a) (d)	6.31%	11/15/38	318,287
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (d)	4.92%	05/15/38	500,086
1,000,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (a) (d)	6.17%	05/15/38	994,048
	SHR Trust
250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (d)	8.10%	10/15/41	251,865
	SKY Trust
982,451	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (d)	6.24%	04/15/42	986,853
	SWCH Commercial Mortgage Trust
3,000,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (d)	5.10%	02/15/42	2,978,053
	VCC
2,000,000	Series 2026-MC1, Class A2, steps up to 11.66% on 01/01/2029 (a) (c)	8.67%	01/27/31	1,990,657
	Wells Fargo Commercial Mortgage Trust
3,325,884	Series 2021-C59, Class XA, IO (b)	1.61%	04/15/54	175,822
10,842,101	Series 2021-C60, Class XA, IO (b)	1.61%	08/15/54	609,224
				36,936,166
	Total Mortgage-Backed Securities			194,690,394
	(Cost $195,099,415)
ASSET-BACKED SECURITIES — 28.7%
	AB BSL CLO 1 Ltd.
2,000,000	Series 2020-1A, Class D2R2, 3 Mo. CME Term SOFR + 4.55% (a) (d)	8.22%	10/15/38	1,965,765

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	AGL CLO 17 Ltd.
$2,000,000	Series 2022-17A, Class DR, 3 Mo. CME Term SOFR + 2.45% (a) (d)	6.12%	01/21/35	$1,962,513
	AGL CLO 23 Ltd.
1,000,000	Series 2022-23A, Class D1R, 3 Mo. CME Term SOFR + 2.45% (a) (d)	6.13%	04/20/38	944,124
	Apidos CLO XXIX
260,000	Series 2018-29A, Class D2R, 3 Mo. CME Term SOFR + 4.65% (a) (d)	8.32%	07/25/38	259,697
	Benefit Street Partners CLO XXIV Ltd.
375,000	Series 2021-24A, Class DR, 3 Mo. CME Term SOFR + 2.40% (a) (d)	6.08%	10/20/34	370,160
	Birch Grove CLO 8 Ltd.
1,000,000	Series 2024-8A, Class D2R, 3 Mo. CME Term SOFR + 4.80% (a) (d)	8.48%	04/20/39	999,804
	BlueMountain CLO XXIX Ltd.
895,439	Series 2020-29A, Class D1R, 3 Mo. CME Term SOFR + CSA + 3.15% (a) (d)	7.08%	07/25/34	890,590
	Carmax Select Receivables Trust
2,350,000	Series 2025-B, Class E (a)	6.89%	09/15/32	2,355,020
	CarMax Select Receivables Trust
3,800,000	Series 2026-A, Class D	4.90%	05/17/32	3,766,560
	CBAMR Ltd.
1,000,000	Series 2020-13A, Class D2R, 3 Mo. CME Term SOFR + 5.35% (a) (d)	9.02%	04/20/39	1,019,450
	CoreVest American Finance Trust
112,261	Series 2021-1, Class A (a)	1.57%	04/15/53	110,405
412,546	Series 2021-2, Class A (a)	1.41%	07/15/54	402,725
	Diameter Capital CLO 4 Ltd.
1,000,000	Series 2022-4A, Class ERR, 3 Mo. CME Term SOFR + 4.55% (a) (d)	8.22%	01/15/39	983,079
	Diameter Capital CLO 5 Ltd.
250,000	Series 2023-5A, Class C2R, 3 Mo. CME Term SOFR + 3.60% (a) (d)	7.27%	01/15/39	248,746
500,000	Series 2023-5A, Class DR, 3 Mo. CME Term SOFR + 4.85% (a) (d)	8.52%	01/15/39	493,853
	Elmwood CLO 27 Ltd.
1,000,000	Series 2024-3A, Class D2R, 3 Mo. CME Term SOFR + 4.60% (a) (d) (g)		04/18/39	1,001,965
	Exeter Automobile Receivables Trust
994,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	1,028,281
1,154,000	Series 2024-2A, Class E (a)	7.98%	10/15/31	1,196,023
750,000	Series 2025-2A, Class E (a)	7.81%	10/15/32	774,688
1,000,000	Series 2025-3A, Class E (a)	7.52%	12/15/32	1,022,476
1,000,000	Series 2025-5A, Class D	5.16%	03/15/32	1,003,860
	Exeter Select Automobile Receivables Trust
750,000	Series 2025-1, Class D	6.14%	09/15/31	768,702
337,000	Series 2025-1, Class E (a)	8.44%	12/15/32	351,611
350,000	Series 2025-2, Class E (a)	6.87%	02/15/33	345,562
500,000	Series 2025-3, Class C	5.00%	03/15/32	502,829
2,363,000	Series 2025-3, Class D	5.54%	05/17/32	2,380,631

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	FIGRE Trust
$1,221,348	Series 2026-HF3, Class C, 30 Day Average SOFR + 2.00% (a) (d)	5.65%	03/25/56	$1,220,424
	FNA VI LLC
29,228	Series 2021-1A, Class A (a)	1.35%	01/10/32	27,210
	GLS Auto Receivables Issuer Trust
1,005,000	Series 2024-4A, Class E (a)	7.51%	08/15/31	1,039,304
	GLS Auto Select Receivables Issuer Trust
1,000,000	Series 2026-1A, Class D (a)	5.25%	04/18/33	993,573
500,000	Series 2025-4A, Class C (a)	5.14%	12/15/31	503,481
2,700,000	Series 2025-4A, Class D (a)	5.61%	01/18/33	2,725,184
	Golub Capital Partners CLO 60B Ltd.
3,000,000	Series 2022-60A, Class ER, 3 Mo. CME Term SOFR + 6.00% (a) (d)	9.67%	10/25/34	2,790,626
	Golub Capital Partners CLO 74 B Ltd.
1,650,000	Series 2024-74A, Class D2, 3 Mo. CME Term SOFR + 4.50% (a) (d)	8.17%	07/25/37	1,621,201
	Gracie Point International Funding LLC
920,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (d)	5.15%	08/15/28	921,527
1,200,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (a) (d)	8.15%	08/15/28	1,200,280
	Invesco U.S. CLO Ltd.
750,000	Series 2024-1RA, Class D1R, 3 Mo. CME Term SOFR + 3.75% (a) (d)	7.42%	04/15/37	740,703
	Island Finance Trust
2,000,000	Series 2025-1A, Class A (a)	6.54%	03/19/35	2,014,197
650,000	Series 2025-1A, Class B (a)	7.95%	03/19/35	656,111
300,000	Series 2025-1A, Class C (a)	10.00%	03/19/35	303,041
	Kinetic ABS Issuer LLC
3,500,000	Series 2026-1A, Class C (a)	7.65%	02/25/56	3,577,954
	LMRK Issuer Co. 2 LLC
1,000,000	Series 2025-1A, Class A (a)	5.52%	09/15/55	997,025
500,000	Series 2025-1A, Class C (a)	8.12%	09/15/55	506,328
	Luxury Lease Partners Auto Lease Trust
819,212	Series 2025-A, Class A (a)	5.51%	03/15/32	819,245
	Magnetite XLVII Ltd.
1,000,000	Series 2024-47A, Class F, 3 Mo. CME Term SOFR + 7.22% (a) (d)	10.89%	01/25/38	974,483
	Magnetite XXIII Ltd.
1,000,000	Series 2019-23A, Class ER2, 3 Mo. CME Term SOFR + 4.60% (a) (d)	8.27%	01/25/35	969,214
	Magnetite XXVII Ltd.
260,000	Series 2020-27A, Class FRR, 3 Mo. CME Term SOFR + 6.84% (a) (d)	10.52%	10/20/38	251,546
	Magnetite XXVIII Ltd.
1,000,000	Series 2020-28A, Class D2RR, 3 Mo. CME Term SOFR + 3.75% (a) (d)	7.42%	01/15/38	990,549
	MetroNet Infrastructure Issuer LLC
3,000,000	Series 2026-1A, Class C (a)	7.10%	04/20/56	3,023,704
	Neuberger Berman CLO XXII Ltd.
1,000,000	Series 2016-22A, Class ER3, 3 Mo. CME Term SOFR + 6.25% (a) (d)	9.93%	04/17/40	1,024,890

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO 39 Ltd.
$250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (a) (d)	10.88%	04/20/38	$234,022
	Neuberger Berman Loan Advisers CLO 47 Ltd.
250,000	Series 2022-47A, Class DR, 3 Mo. CME Term SOFR + 2.80% (a) (d)	6.47%	04/16/35	247,109
	OCP CLO 2020-20 Ltd.
1,000,000	Series 2020-20A, Class D1R2, 3 Mo. CME Term SOFR + 3.00% (a) (d)	6.68%	04/18/37	1,006,000
	OHA Credit Partners XV Ltd.
1,000,000	Series 2017-15A, Class D2R2, 3 Mo. CME Term SOFR + 4.50% (a) (d) (g)		04/20/39	1,030,150
	OHA Credit Partners XVII Ltd.
1,000,000	Series 2024-17A, Class D2, 3 Mo. CME Term SOFR + 3.95% (a) (d)	7.63%	01/18/38	996,172
	Pagaya AI Debt Grantor Trust
145,017	Series 2024-8, Class D (a)	6.53%	01/15/32	145,502
183,332	Series 2024-10, Class E (a)	10.41%	06/15/32	187,026
399,985	Series 2025-5, Class C (a)	5.64%	03/15/33	401,262
1,499,733	Series 2025-7, Class E (a)	8.89%	05/15/33	1,489,711
2,000,000	Series 2026-1, Class E (a)	9.23%	09/15/33	1,985,779
	Palmer Square CLO Ltd.
1,000,000	Series 2022-4A, Class D2R, 3 Mo. CME Term SOFR + 4.10% (a) (d)	7.78%	10/20/37	984,284
1,000,000	Series 2024-2A, Class D2, 3 Mo. CME Term SOFR + 4.35% (a) (d)	8.03%	07/20/37	994,947
	Regatta 36 Funding Ltd.
1,000,000	Series 2026-1A, Class E, 3 Mo. CME Term SOFR + 6.05% (a) (d)	9.72%	04/15/39	1,018,400
	Regatta XVIII Funding Ltd.
2,000,000	Series 2021-1A, Class D1R, 3 Mo. CME Term SOFR + 2.60% (a) (d)	6.27%	04/15/38	1,988,957
	Research-Driven Pagaya Motor Asset Trust
1,084,934	Series 2025-1A, Class A (a)	5.04%	06/27/33	1,087,101
275,000	Series 2025-3A, Class A2 (a)	5.15%	02/27/34	276,630
3,500,000	Series 2026-1A, Class E (a)	11.07%	01/25/35	3,484,365
3,633,123	Series 2026-R1A, Class A (a)	5.66%	07/25/34	3,638,115
	Research-Driven Pagaya Motor Trust
250,000	Series 2025-5A, Class C (a)	5.47%	06/26/34	246,986
250,000	Series 2025-5A, Class D (a)	6.01%	06/26/34	246,185
750,000	Series 2025-5A, Class E (a)	9.22%	06/26/34	749,721
725,000	Series 2025-6A, Class C (a)	5.53%	08/25/34	715,182
	Rockland Park CLO Ltd.
260,000	Series 2021-1A, Class FR, 3 Mo. CME Term SOFR + 7.82% (a) (d)	11.50%	07/20/38	230,752
	Santander Drive Auto Receivables Trust
3,220,000	Series 2026-1, Class D	4.75%	04/15/32	3,176,129
	Silver Point CLO 11 Ltd.
275,000	Series 2025-11A, Class F, 3 Mo. CME Term SOFR + 6.93% (a) (d)	10.60%	07/15/38	266,458

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Sixth Street CLO XVIII Ltd.
$400,000	Series 2021-18A, Class FR, 3 Mo. CME Term SOFR + 8.02% (a) (d)	11.70%	10/17/38	$394,880
	Trinitas CLO XIX Ltd.
2,500,000	Series 2022-19A, Class D2R, 3 Mo. CME Term SOFR + 3.80% (a) (d)	7.48%	10/20/33	2,470,548
	Vertical Bridge CC LLC
2,000,000	Series 2025-1A, Class B (a)	5.60%	08/16/55	1,982,720
550,000	Series 2025-1A, Class C (a)	7.45%	08/16/55	557,368
2,500,000	Series 2025-1A, Class D (a)	9.38%	08/16/55	2,561,601
	Westlake Automobile Receivables Trust
3,720,000	Series 2026-1A, Class D (a)	4.75%	07/15/31	3,690,103
	Whitebox CLO V Ltd.
500,000	Series 2025-5A, Class D2, 3 Mo. CME Term SOFR + 4.10% (a) (d)	7.78%	07/20/38	501,205
1,000,000	Series 2025-5A, Class E, 3 Mo. CME Term SOFR + 5.25% (a) (d)	8.93%	07/20/38	1,000,840
	Zayo Issuer LLC
2,500,000	Series 2025-2A, Class C (a)	9.49%	06/20/55	2,650,543
3,000,000	Series 2026-1A, Class C (a)	7.78%	04/20/56	3,021,397
	Total Asset-Backed Securities			102,699,069
	(Cost $102,819,972)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.1%
	Collateralized Mortgage Obligations — 7.0%
	Federal Home Loan Mortgage Corporation
1,253,341	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (d)	4.47%	09/25/52	1,244,472
1,978,977	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (h)	4.11%	11/25/52	1,801,228
695,658	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (h)	4.63%	07/25/54	629,954
286,769	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (d)	4.75%	10/25/54	289,093
1,249,546	Series 2025-5508, Class FE, 30 Day Average SOFR + 1.60% (d)	5.25%	02/25/55	1,268,529
4,835,071	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (d)	4.55%	03/25/56	4,835,737
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,081,613	Series 2017-4, Class M (a)	4.75%	06/25/57	1,074,061
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,850,000	Series 2021-HQA1, Class B2, 30 Day Average SOFR + 5.00% (a) (d)	8.65%	08/25/33	2,174,156
2,500,000	Series 2022-HQA1, Class B2, 30 Day Average SOFR + 11.00% (a) (d)	14.65%	03/25/42	2,703,307
500,000	Series 2024-DNA2, Class M2, 30 Day Average SOFR + 1.70% (a) (d)	5.35%	05/25/44	502,973
887,125	Series 2025-DNA2, Class A1, 30 Day Average SOFR + 1.10% (a) (d)	4.75%	05/25/45	890,463
600,000	Series 2025-DNA4, Class M2, 30 Day Average SOFR + 1.55% (a) (d)	5.20%	10/25/45	602,649
	Federal National Mortgage Association
77,858	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (d)	4.26%	09/25/46	76,799
793,498	Series 2023-51, Class PO, PO	(i)	11/25/53	678,613
1,022,017	Series 2023-54, Class PO, PO	(i)	11/25/53	862,780

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$795,776	Series 2025-6, Class LF, 30 Day Average SOFR + 1.80% (d)	5.45%	02/25/55	$807,694
931,642	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (d)	4.45%	06/25/55	927,401
	Government National Mortgage Association
1,286,855	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (h)	5.49%	05/20/54	1,229,912
755,665	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (d)	5.24%	01/20/55	762,231
727,101	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (h)	5.94%	06/20/55	692,847
1,134,641	Series 2025-164, Class PO, PO	(i)	08/20/54	898,588
				24,953,487
	Commercial Mortgage-Backed Securities — 4.5%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	68,031
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
48,883,236	Series 2021-K124, Class X1, IO (b)	0.80%	12/25/30	1,366,218
940,000	Series 2024-K755, Class X3, IO (b)	5.84%	02/25/31	214,009
	Federal National Mortgage Association Alternative Credit Enhancement Securities
3,115,180	Series 2026-M4, Class Z (b)	2.98%	04/25/52	1,904,882
	Government National Mortgage Association
22,021,745	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	1,501,319
1,878,643	Series 2024-32, Class IO, IO (b)	0.70%	06/16/63	98,638
27,096,137	Series 2024-47, Class AI, IO	0.75%	06/16/64	1,418,873
20,767,611	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	1,461,425
48,977,800	Series 2025-78, Class IO, IO (b)	1.00%	11/16/63	3,588,197
15,907,674	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	1,193,508
55,774,859	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	3,369,984
				16,185,084
	Pass-Through Securities — 4.6%
	Federal National Mortgage Association
734,263	Pool MA4271	1.50%	02/01/51	549,141
3,082,000	Pool TBA	4.50%	05/01/56	2,965,007
3,255,000	Pool TBA (j)	3.50%	05/15/56	2,963,257
1,207,000	Pool TBA	4.50%	06/01/56	1,160,145
325,000	Pool TBA (j)	2.50%	06/15/56	272,078
1,588,000	Pool TBA	5.50%	06/15/56	1,594,286
376,000	Pool TBA	3.00%	07/15/56	328,787
4,151,000	Pool TBA	5.50%	07/15/56	4,163,217
	Government National Mortgage Association
1,355,000	Pool TBA	5.00%	05/15/56	1,343,449
132,000	Pool TBA	3.00%	05/20/56	117,581
306,000	Pool TBA (j)	3.50%	06/15/56	276,356
318,000	Pool TBA	4.50%	06/15/56	306,398
141,000	Pool TBA	5.00%	06/15/56	139,495
187,000	Pool TBA	4.00%	07/15/56	174,345
				16,353,542
	Total U.S. Government Agency Mortgage-Backed Securities			57,492,113
	(Cost $57,868,640)

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 4.5%
$2,000,000	U.S. Treasury Bill	(i)	05/05/26	$1,999,214
2,000,000	U.S. Treasury Bill	(i)	05/07/26	1,998,802
1,000,000	U.S. Treasury Bill	(i)	05/12/26	998,909
2,000,000	U.S. Treasury Bill	(i)	05/14/26	1,997,416
2,000,000	U.S. Treasury Bill	(i)	05/26/26	1,995,028
1,000,000	U.S. Treasury Bill	(i)	05/28/26	997,326
2,000,000	U.S. Treasury Bill	(i)	06/04/26	1,993,217
1,000,000	U.S. Treasury Bill	(i)	06/09/26	996,111
1,000,000	U.S. Treasury Bill	(i)	06/16/26	995,409
1,000,000	U.S. Treasury Bill	(i)	06/18/26	995,196
1,000,000	U.S. Treasury Bill	(i)	06/23/26	994,658
	Total U.S. Treasury Bills			15,961,286
	(Cost $15,961,184)

Shares	Description	Value
MONEY MARKET FUNDS — 2.1%
7,649,792	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (k)	7,649,792
	(Cost $7,649,792)
	Total Investments — 105.9%	378,492,654
	(Cost $379,399,003)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
1	3 Month SOFR Futures, expiring December 2026	$240,775	$96.75	12/11/26	269
	(Cost $1,153)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.0)%
	Pass-Through Securities — (2.0)%
	Federal National Mortgage Association
$(274,000)	Pool TBA	3.00%	06/15/56	(239,765)
(646,000)	Pool TBA	3.50%	06/15/56	(587,696)
(1,579,000)	Pool TBA (j)	4.00%	06/15/56	(1,479,881)
(3,344,000)	Pool TBA (j)	5.00%	06/15/56	(3,291,268)
(712,000)	Pool TBA	3.50%	07/15/56	(647,016)
(958,000)	Pool TBA	4.50%	07/15/56	(920,212)
	Government National Mortgage Association
(73,000)	Pool TBA	4.00%	05/20/56	(68,125)
	Total Investments Sold Short — (2.0)%			(7,233,963)
	(Proceeds $7,292,784)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.1)%
(13)	3 Month SOFR Futures, expiring December 2027	$(3,133,163)	$97.50	12/10/27	(4,712)

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(2)	3 Month SOFR Futures, expiring December 2026	$(481,550)	$97.50	12/11/26	$(237)
(11)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(2,278,375)	105.00	05/22/26	(172)
(10)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(2,071,250)	104.50	08/21/26	(1,875)
(1)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(207,125)	104.75	08/21/26	(141)
(6)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(647,016)	109.00	05/22/26	(234)
(37)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(3,987,617)	109.50	08/21/26	(9,828)
(9)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(969,961)	110.00	08/21/26	(1,758)
(4)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(441,500)	109.00	08/21/26	(8,625)
(48)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(5,298,000)	113.00	08/21/26	(18,750)
(1)	U.S. Treasury Long Bond Futures, expiring June 2026	(112,844)	121.00	05/22/26	(16)
(21)	U.S. Treasury Long Bond Futures, expiring June 2026	(2,369,719)	122.00	05/22/26	(328)
(13)	U.S. Treasury Long Bond Futures, expiring June 2026	(1,466,969)	123.00	05/22/26	(0)
(8)	U.S. Treasury Long Bond Futures, expiring September 2026	(899,000)	113.00	08/21/26	(17,750)
(13)	U.S. Treasury Long Bond Futures, expiring September 2026	(1,460,875)	116.00	08/21/26	(14,219)
(53)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,955,875)	118.00	08/21/26	(37,266)
(45)	U.S. Treasury Long Bond Futures, expiring September 2026	(5,056,875)	119.00	08/21/26	(25,312)
(34)	U.S. Treasury Long Bond Futures, expiring September 2026	(3,820,750)	120.00	08/21/26	(15,937)
(70)	U.S. Treasury Long Bond Futures, expiring September 2026	(7,866,250)	121.00	08/21/26	(27,344)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(112,000)	120.00	11/20/26	(766)
(3)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(338,531)	117.00	05/22/26	(94)
(16)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(1,805,500)	118.00	05/22/26	(250)
(6)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(690,188)	122.00	05/22/26	(94)
(1)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(115,031)	125.00	05/22/26	(0)
	Total Call Options Written				(185,708)
	(Premiums received $318,105)
	Put Options Written — (0.2)%
(14)	3 Month SOFR Futures, expiring December 2027	(3,374,175)	96.00	12/10/27	(11,725)
(16)	3 Month SOFR Futures, expiring December 2027	(3,856,200)	96.38	12/10/27	(18,500)
(17)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(3,521,125)	103.25	05/22/26	(2,125)

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(6)	U.S. 2-Year Treasury Note Futures, expiring June 2026	$(1,242,750)	$103.50	05/22/26	$(1,594)
(10)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(2,071,250)	103.75	05/22/26	(5,312)
(13)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(2,692,625)	103.88	05/22/26	(9,344)
(7)	U.S. 2-Year Treasury Note Futures, expiring June 2026	(774,156)	107.00	05/22/26	(109)
(18)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(3,728,250)	103.00	08/21/26	(6,750)
(12)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(2,485,500)	103.25	08/21/26	(6,188)
(9)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(1,864,125)	103.50	08/21/26	(6,328)
(1)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(207,125)	103.75	08/21/26	(953)
(5)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(539,180)	108.25	05/22/26	(2,969)
(21)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(2,264,555)	108.75	05/22/26	(20,508)
(6)	U.S. 5-Year Treasury Note Futures, expiring June 2026	(647,016)	109.00	05/22/26	(7,219)
(35)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(3,772,070)	107.00	08/21/26	(20,781)
(134)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(14,441,641)	107.50	08/21/26	(102,594)
(2)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(215,547)	108.00	08/21/26	(1,984)
(21)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(2,263,242)	108.50	08/21/26	(26,742)
(2)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(215,500)	106.50	11/20/26	(1,391)
(12)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(1,324,500)	109.00	08/21/26	(9,562)
(35)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(3,863,125)	110.00	08/21/26	(39,375)
(4)	U.S. 10-Year Treasury Note Futures, expiring June 2026	(442,375)	110.50	05/22/26	(1,938)
(5)	U.S. 10-Year Treasury Note Futures, expiring June 2026	(552,969)	111.00	05/22/26	(3,672)
(2)	U.S. Treasury Long Bond Futures, expiring June 2026	(225,688)	106.00	05/22/26	(94)
(6)	U.S. Treasury Long Bond Futures, expiring June 2026	(677,063)	109.00	05/22/26	(938)
(4)	U.S. Treasury Long Bond Futures, expiring June 2026	(451,375)	110.00	05/22/26	(1,063)
(36)	U.S. Treasury Long Bond Futures, expiring June 2026	(4,062,375)	112.00	05/22/26	(25,312)
(1)	U.S. Treasury Long Bond Futures, expiring September 2026	(112,375)	106.00	08/21/26	(813)
(6)	U.S. Treasury Long Bond Futures, expiring September 2026	(674,250)	108.00	08/21/26	(6,937)

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(36)	U.S. Treasury Long Bond Futures, expiring September 2026	$(4,045,500)	$109.00	08/21/26	$(50,062)
(8)	U.S. Treasury Long Bond Futures, expiring September 2026	(899,000)	110.00	08/21/26	(13,375)
(76)	U.S. Treasury Long Bond Futures, expiring September 2026	(8,540,500)	111.00	08/21/26	(152,000)
(35)	U.S. Treasury Long Bond Futures, expiring September 2026	(3,933,125)	112.00	08/21/26	(83,125)
(8)	U.S. Treasury Long Bond Futures, expiring September 2026	(899,000)	113.00	08/21/26	(22,750)
(11)	U.S. Treasury Long Bond Futures, expiring September 2026	(1,236,125)	116.00	08/21/26	(51,562)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(112,000)	105.00	11/20/26	(1,063)
(8)	U.S. Treasury Long Bond Futures, expiring December 2026	(896,000)	110.00	11/20/26	(19,000)
(13)	U.S. Treasury Long Bond Futures, expiring June 2026	(1,466,969)	111.00	05/22/26	(5,687)
(3)	Ultra 10-Year U.S. Treasury Note Futures, expiring June 2026	(338,531)	111.00	05/22/26	(891)
(8)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(920,250)	113.00	05/22/26	(4,250)
(4)	Ultra U.S. Treasury Long Bond Futures, expiring June 2026	(460,125)	115.00	05/22/26	(4,875)
	Total Put Options Written				(751,460)
	(Premiums received $691,106)
	Total Written Options				(937,168)
	(Premiums received $1,009,211)
	Net Other Assets and Liabilities — (3.6)%				(12,881,159)
	Net Assets — 100.0%				$357,440,633
Futures Contracts at April 30, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	217	Jun-2026	$44,946,125	$(81,533)
U.S. 5-Year Treasury Notes	388	Jun-2026	41,840,344	(390,664)
U.S. 10-Year Treasury Notes	240	Jun-2026	26,542,500	(359,871)
Ultra 10 Year U.S. Treasury Notes	3	Jun-2026	338,578	(3,703)
			$113,667,547	$(835,771)

Futures Contracts Short
U.S. Treasury Long-Term Bond Futures	82	Jun-2026	$(9,253,188)	$102,901
Ultra U.S. Treasury Bond Futures	53	Jun-2026	(6,096,656)	75,787
			$(15,349,844)	$178,688
		Total	$98,317,703	$(657,083)

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $286,195,336 or 80.1% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $4,284,964 or 1.2% of net assets.

(g)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date.
(h)	Inverse floating rate security.
(i)	Zero coupon security.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$194,690,394	$—	$194,690,394	$—
Asset-Backed Securities	102,699,069	—	102,699,069	—
U.S. Government Agency Mortgage-Backed Securities	57,492,113	—	57,492,113	—
U.S. Treasury Bills	15,961,286	—	15,961,286	—
Money Market Funds	7,649,792	7,649,792	—	—
Total Investments	378,492,654	7,649,792	370,842,862	—
Purchased Options	269	269	—	—
Futures Contracts	178,688	178,688	—	—
Total	$378,671,611	$7,828,749	$370,842,862	$—

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(7,233,963)	$—	$(7,233,963)	$—
Written Options	(937,168)	(937,168)	—	—
Futures Contracts	(835,771)	(835,771)	—	—
Total	$(9,006,902)	$(1,772,939)	$(7,233,963)	$—

First Trust Exchange-Traded Fund IV
Additional Information
April 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.